UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-6337

                              ACCESSOR FUNDS, INC.
                              --------------------
               (Exact name of registrant as specified in charter)

                1420 Fifth Avenue, Suite 3600, Seattle, WA 98101 (Address of
              principal executive offices) (Zip code)

                             J. ANTHONY WHATLEY III
                               1420 Fifth Avenue
                                   Suite 3600
                            Seattle, Washington 98101
                     (Name and Address of Agent for Service)
                     ---------------------------------------

                   Copies of all communications, including all
                      communications sent to the agent for
                           service, should be sent to:
                                 PHILIP J. FINA
                           Kirkpatrick & Lockhart LLP
                                 75 State Street
                                Boston, MA 02109
                     (Name and address of agent for service)
                     ---------------------------------------

        Registrant's Telephone Number, including Area Code: 206-224-7420
                                                            ------------

                        Date of fiscal year end: December 31
                                                 -----------

                     Date of reporting period: September 30, 2004
                                               -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. section 3507.

Item 1. Schedule of Investments.



Accessor Growth Fund

DESCRIPTION                                                                             SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (99.8%)

AEROSPACE & DEFENSE (1.2%)
Boeing                                                                                   11,600          $ 598,792
Rockwell Collins                                                                          7,600            282,264
United Technologies                                                                       4,300            401,534
                                                                                                -------------------
                                                                                                         1,282,590

AIR FREIGHT & LOGISTICS (1.2%)
United Parcel Service                                                                    17,200          1,305,824
                                                                                                -------------------
                                                                                                         1,305,824

AUTOMOBILES (0.4%)
Harley Davidson                                                                           7,600            451,744
                                                                                                -------------------
                                                                                                           451,744

BEVERAGES (3.9%)
Anheuser Busch                                                                           35,800          1,788,210
Brown Forman                                                                             10,900            499,220
Coca Cola                                                                                 7,600            304,380
Pepsi Bottling Group                                                                     33,600            912,240
PepsiCo                                                                                  15,900            773,535
                                                                                                -------------------
                                                                                                         4,277,585

BUILDING PRODUCTS (1.7%)
American Standard Companies *                                                            30,600          1,190,646
Sherwin Williams                                                                         14,500            637,420
                                                                                                -------------------
                                                                                                         1,828,066

CAPITAL MARKETS (0.0%)
T Rowe Price Group                                                                          200             10,188
                                                                                                -------------------
                                                                                                            10,188

CHEMICALS (0.1%)
International Flavors & Fragrances                                                        1,600             61,120
Praxair                                                                                     400             17,096
                                                                                                -------------------
                                                                                                            78,216

COMMERCIAL BANKS (0.4%)
North Fork Bancorporation                                                                 9,000            400,050
                                                                                                -------------------
                                                                                                           400,050

COMMERCIAL SERVICES & SUPPLIES (4.4%)
Apollo Group *                                                                           24,900          1,826,913
Automatic Data Processing                                                                41,800          1,727,176
Avery Dennison                                                                           10,800            710,424
Cintas                                                                                   10,300            433,012
Equifax                                                                                   1,200             31,632
H&R Block                                                                                   800             39,536
                                                                                                -------------------
                                                                                                         4,768,693

COMMUNICATIONS EQUIPMENT (2.8%)
Avaya *                                                                                  10,800            150,552
Cisco Systems *                                                                          25,900            468,790
Qualcomm                                                                                 62,400          2,436,096
                                                                                                -------------------
                                                                                                         3,055,438

COMPUTERS & PERIPHERALS (2.6%)
International Business Machines                                                          16,969          1,454,922
Lexmark International Group *                                                            16,100          1,352,561
                                                                                                -------------------
                                                                                                         2,807,483

CONTAINERS & PACKAGING (1.5%)
Ball                                                                                     20,500            767,315
Pactiv *                                                                                 18,700            434,775
Sealed Air *                                                                              8,900            412,515
                                                                                                -------------------
                                                                                                         1,614,605

DESCRIPTION                                                                             SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (1.0%)
Moody's                                                                                   8,400            615,300
SLM                                                                                      11,500            512,900
                                                                                                -------------------
                                                                                                         1,128,200

ELECTRICAL EQUIPMENT (0.1%)
Emerson Electric                                                                          1,100             68,079
                                                                                                -------------------
                                                                                                            68,079

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
Agilent Technologies *                                                                    4,700            101,379
Waters *                                                                                 23,700          1,045,170
                                                                                                -------------------
                                                                                                         1,146,549

ENERGY EQUIPMENT & SERVICES (2.3%)
BJ Services                                                                              16,700            875,247
Halliburton                                                                               5,100            171,819
Schlumberger                                                                             21,900          1,474,089
                                                                                                -------------------
                                                                                                         2,521,155

FOOD & STAPLES RETAILING (2.9%)
Sysco                                                                                    28,300            846,736
Wal-Mart Stores                                                                          44,400          2,362,080
                                                                                                -------------------
                                                                                                         3,208,816

FOOD PRODUCTS (6.7%)
Campbell Soup                                                                            11,100            291,819
Hershey Foods                                                                            26,500          1,237,815
H.J. Heinz                                                                               17,000            612,340
Kellogg                                                                                  41,300          1,761,858
McCormick & Company                                                                      19,600            673,064
Sara Lee                                                                                 98,600          2,253,996
Wm Wrigley Jr.                                                                            7,000            443,170
                                                                                                -------------------
                                                                                                         7,274,062

HEALTH CARE PROVIDERS & SERVICES (2.5%)
Cardinal Health                                                                           3,500            153,195
Express Scripts *                                                                           800             52,272
IMS Health                                                                               12,300            294,216
United Health Group                                                                      30,000          2,212,200
                                                                                                -------------------
                                                                                                         2,711,883

HEALTH CARE EQUIPMENT & SUPPLIES (14.5%)
Baxter International                                                                     12,700            408,432
Becton Dickinson                                                                         35,500          1,835,350
Biomet                                                                                   20,600            965,728
Boston Scientific *                                                                      38,900          1,545,497
C.R. Bard                                                                                22,400          1,268,512
Guidant                                                                                  35,400          2,337,816
Medtronic                                                                                 4,800            249,120
St Jude Medical *                                                                        25,200          1,896,804
Stryker                                                                                  48,700          2,341,496
Zimmer Holdings *                                                                        38,950          3,078,608
                                                                                                -------------------
                                                                                                        15,927,363

HOTELS, RESTAURANTS & LEISURE (4.9%)
International Game Technology                                                            62,500          2,246,875
Starbucks *                                                                              56,400          2,563,944
Yum! Brands                                                                              13,100            532,646
                                                                                                -------------------
                                                                                                         5,343,465

HOUSEHOLD DURABLES (0.7%)
Black & Decker                                                                            7,800            604,032
Dow Chemical                                                                              2,000             90,360
Fortune Brands                                                                            1,500            111,135
                                                                                                -------------------
                                                                                                           805,527

HOUSEHOLD PRODUCTS (3.2%)
Clorox                                                                                   21,900          1,167,270
Kimberly Clark                                                                            5,400            348,786
Procter & Gamble                                                                         35,800          1,937,496
                                                                                                -------------------
                                                                                                         3,453,552

DESCRIPTION                                                                             SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES (5.3%)
General Electric                                                                        144,600          4,855,668
3M                                                                                       11,500            919,655
                                                                                                -------------------
                                                                                                         5,775,323

INTERNET & CATALOG RETAIL (1.8%)
eBay *                                                                                   21,000          1,930,740
                                                                                                -------------------
                                                                                                         1,930,740

INTERNET SOFTWARE & SERVICES (2.1%)
Yahoo! *                                                                                 66,800          2,265,188
                                                                                                -------------------
                                                                                                         2,265,188

IT SERVICES (0.5%)
First Data                                                                               12,800            556,800
                                                                                                -------------------
                                                                                                           556,800

MACHINERY (1.2%)
Caterpillar                                                                                 400             32,180
Danaher                                                                                  25,100          1,287,128
                                                                                                -------------------
                                                                                                         1,319,308

MEDIA (0.3%)
McGraw Hill                                                                               3,100            247,039
Meredith                                                                                  1,200             61,656
                                                                                                -------------------
                                                                                                           308,695

METALS & MINING (0.3%)
Allegheny Technologies                                                                    5,900            107,675
Freeport-McMoran C & G                                                                    6,500            263,250
                                                                                                -------------------
                                                                                                           370,925

PERSONAL PRODUCTS (4.7%)
Avon Products                                                                            54,600          2,384,928
Gillette                                                                                 66,700          2,784,058
                                                                                                -------------------
                                                                                                         5,168,986

PHARMACEUTICALS (9.7%)
Abbott Laboratories                                                                      10,600            449,016
Allergan                                                                                  2,800            203,140
Eli Lilly                                                                                15,300            918,765
Forest Labratories *                                                                     48,200          2,168,036
Johnson & Johnson                                                                        43,900          2,472,887
Merck                                                                                     7,900            260,700
Pfizer                                                                                  137,580          4,209,948
                                                                                                -------------------
                                                                                                        10,682,492

REAL ESTATE (0.1%)
Simon Property Group                                                                      2,600            139,438
                                                                                                -------------------
                                                                                                           139,438

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.5%)
Analog Devices                                                                              900             34,902
Broadcom *                                                                               12,600            343,854
Intel                                                                                    33,300            667,998
Maxim Intergrated Products                                                               18,300            773,907
National Semiconductor *                                                                  3,700             57,313
Texas Instruments                                                                         1,400             29,792
Xilinx                                                                                   28,900            780,300
                                                                                                -------------------
                                                                                                         2,688,066

SOFTWARE (6.7%)
Adobe Systems                                                                             7,400            366,078
Autodesk                                                                                 22,600          1,099,038
Electronic Arts *                                                                         6,000            275,940
Microsoft                                                                               136,300          3,768,695
Symantec *                                                                               32,600          1,789,088
                                                                                                -------------------
                                                                                                         7,298,839

DESCRIPTION                                                                             SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL (1.1%)
AutoZone *                                                                                  100              7,725
Best Buy                                                                                    600             32,544
Coach *                                                                                   2,800            118,776
GAP Stores                                                                               27,400            512,380
Home Depot                                                                               13,000            509,600
Staples                                                                                     500             14,910
TJX Companies                                                                             1,500             33,060
                                                                                                -------------------
                                                                                                         1,228,995

TEXTILES, APPAREL & LUXURY GOODS (1.4%)
Nike Inc - Class B                                                                       19,700          1,552,360
                                                                                                -------------------
                                                                                                         1,552,360

TOBACCO (1.1%)
Altria Group                                                                             25,400          1,194,816
UST                                                                                       1,400             56,364
                                                                                                -------------------
                                                                                                         1,251,180

WIRELESS TELECOMMUNICATION SERVICES (1.0%)
Nextel Communications *                                                                  47,300          1,127,632
                                                                                                -------------------
                                                                                                         1,127,632

TOTAL COMMON STOCK (IDENTIFIED COST $100,624,429)                                                      109,134,100
                                                                                                -------------------



                                                               INTEREST    MATURITY    PRINCIPAL
SHORT-TERM INVESTMENTS (0.5%)                                    RATE        DATE        AMOUNT            VALUE
                                                            -------------------------------------------------------

     FIFTH THIRD REPURCHASE AGREEMENT                           1.700%    10/01/2004    514,984          $ 514,984
     DATED 09/30/04 (Repurchase value $515,008
     collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $514,984)                                                    514,984
-------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (100.3%) (IDENTIFIED COST $101,139,413)(1)                                           109,649,084

TOTAL LIABILITIES LESS OTHER ASSETS (-0.3%)                                                               (356,066)
                                                                                                -------------------

TOTAL NET ASSETS (100.0%)                                                                            $ 109,293,018
                                                                                                ===================

*   Non-income producing security.
(1) See "Identified Cost" in Notes to Form N-Q

SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Accessor Value Fund

DESCRIPTION                                                                                 SHARES        VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (98.1%)

AEROSPACE & DEFENSE (3.9%)
General Dynamics                                                                             15,600    $ 1,592,760
Precision Castparts                                                                           2,600        156,130
United Technologies                                                                          19,800      1,848,924
                                                                                                    ---------------
                                                                                                         3,597,814

AUTO COMPONENTS (0.7%)
Dana                                                                                         15,100        267,119
Visteon                                                                                      51,800        413,882
                                                                                                    ---------------
                                                                                                           681,001

AUTOMOBILES (0.7%)
Ford Motor                                                                                   45,100        633,655
                                                                                                    ---------------
                                                                                                           633,655

BEVERAGES (1.4%)
PepsiCo                                                                                      27,200      1,323,280
                                                                                                    ---------------
                                                                                                         1,323,280

BIOTECHNOLOGY (1.0%)
Genzyme *                                                                                    16,900        919,529
                                                                                                    ---------------
                                                                                                           919,529

BUILDING PRODUCTS (0.5%)
Sherwin Williams                                                                             10,600        465,976
                                                                                                    ---------------
                                                                                                           465,976

CAPITAL MARKETS (3.3%)
Goldman Sachs                                                                                12,200      1,137,528
JP Morgan Chase                                                                              16,800        667,464
Merrill Lynch                                                                                 7,500        372,900
Morgan Stanley                                                                               18,300        902,190
                                                                                                    ---------------
                                                                                                         3,080,082

CHEMICALS (1.8%)
Air Products & Chemicals                                                                     14,100        766,758
PPG Industries                                                                                6,300        386,064
Rohm & Haas                                                                                  12,700        545,719
                                                                                                    ---------------
                                                                                                         1,698,541

COMMERCIAL BANKS (11.5%)
Bank of America                                                                             106,000      4,592,980
Comerica                                                                                     28,100      1,667,735
Hibernia                                                                                      5,300        139,973
KeyCorp                                                                                      39,000      1,232,400
National City                                                                                28,000      1,081,360
Regions Financial                                                                            22,300        737,238
Suntrust Bank                                                                                 5,400        380,214
Unionbancal                                                                                  15,100        894,071
                                                                                                    ---------------
                                                                                                        10,725,971

COMMERCIAL SERVICES & SUPPLIES (2.8%)
Cendant                                                                                      28,700        619,920
Convergys *                                                                                  26,200        351,866
First Data                                                                                   17,812        774,822
Hubbell - Class B                                                                             7,400        331,742
Waste Management                                                                             19,100        522,194
                                                                                                    ---------------
                                                                                                         2,600,544

COMMUNICATIONS EQUIPMENT (2.5%)
Motorola                                                                                     96,200      1,735,448
Scientific-Atlanta                                                                           21,300        552,096
                                                                                                    ---------------
                                                                                                         2,287,544

COMPUTERS & PERIPHERALS (0.4%)
Hewlett-Packard                                                                              20,100        376,875
                                                                                                    ---------------
                                                                                                           376,875

CONSTRUCTION & ENGINEERING (0.7%)
Lennar                                                                                       13,500        642,600
                                                                                                    ---------------
                                                                                                           642,600

CONTAINERS & PACKAGING (0.7%)
Temple-Inland                                                                                 9,100        611,065
                                                                                                    ---------------
                                                                                                           611,065

DESCRIPTION                                                                                 SHARES        VALUE
-------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (7.9%)
Capital One Financial                                                                        16,700      1,234,130
Citigroup                                                                                   112,187      4,949,690
MBNA                                                                                         44,800      1,128,960
                                                                                                    ---------------
                                                                                                         7,312,780

DIVERSIFIED TELECOMMUNICATION SERVICES (4.8%)
CenturyTel                                                                                   21,800        746,432
Citizens Communications                                                                      11,200        149,968
SBC Communications                                                                            9,800        254,310
Sprint - FON                                                                                 96,400      1,940,532
Verizon Communications                                                                       35,600      1,401,928
                                                                                                    ---------------
                                                                                                         4,493,170

ELECTRIC UTILITIES (3.4%)
Ameren                                                                                        6,700        309,205
American Electric Power                                                                      12,600        402,696
Centerpoint Energy                                                                           21,600        223,776
Edison International                                                                          3,700         98,087
Exelon                                                                                       25,200        924,588
Progress Energy                                                                              18,700        791,758
Xcel Energy                                                                                  25,000        433,000
                                                                                                    ---------------
                                                                                                         3,183,110

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.7%)
Tektronix                                                                                    18,900        628,425
                                                                                                    ---------------
                                                                                                           628,425

ENERGY EQUIPMENT & SERVICES (0.5%)
Halliburton                                                                                  12,700        427,863
                                                                                                    ---------------
                                                                                                           427,863

FOOD PRODUCTS (0.4%)
Bunge                                                                                         7,800        311,844
                                                                                                    ---------------
                                                                                                           311,844

FOOD & STAPLES RETAILING (0.4%)
SuperValu                                                                                    13,300        366,415
                                                                                                    ---------------
                                                                                                           366,415

GAS UTILITIES (0.4%)
Nisource                                                                                     18,700        392,887
                                                                                                    ---------------
                                                                                                           392,887

HEALTH CARE PROVIDERS & SERVICES (2.4%)
Cigna                                                                                         7,400        515,262
Humana *                                                                                     14,200        283,716
Medco Health Solutions *                                                                     32,200        994,980
Wellpoint Health Networks *                                                                   3,700        388,833
                                                                                                    ---------------
                                                                                                         2,182,791

HOTELS, RESTAURANTS & LEISURE (1.4%)
McDonalds                                                                                    46,100      1,292,183
                                                                                                    ---------------
                                                                                                         1,292,183

HOUSEHOLD DURABLES (0.5%)
Centex                                                                                        4,600        232,116
Pulte Homes                                                                                   4,000        245,480
                                                                                                    ---------------
                                                                                                           477,596

INDUSTRIAL CONGLOMERATES (1.0%)
Tyco International                                                                           29,100        892,206
                                                                                                    ---------------
                                                                                                           892,206

INSURANCE (8.6%)
Ace                                                                                          18,800        753,128
Allstate                                                                                      7,500        359,925
AMBAC Financial Group                                                                         4,800        383,760
American International Group                                                                 20,100      1,366,599
Hartford Financial Services Group                                                            15,100        935,143
MBIA                                                                                         13,400        780,014
Reinsurance Group America                                                                     9,200        379,040
St. Paul Companies                                                                           53,559      1,770,661
UnumProvident                                                                                31,200        489,528
XL Capital - Class A                                                                         10,000        739,900
                                                                                                    ---------------
                                                                                                         7,957,698

IT SERVICES (1.5%)
Affiliated Computer Service *                                                                 7,300        406,391
Computer Sciences *                                                                           9,100        428,610
Sabre Holdings                                                                               11,500        282,095
Sungard Data Systems *                                                                       10,700        254,339
                                                                                                    ---------------
                                                                                                         1,371,435

MACHINERY (1.8%)
Caterpillar                                                                                   7,400        595,330
Deere                                                                                         9,900        639,045
Ingersoll-Rand                                                                                5,800        394,226
                                                                                                    ---------------
                                                                                                         1,628,601

DESCRIPTION                                                                                 SHARES        VALUE
-------------------------------------------------------------------------------------------------------------------
MEDIA (4.9%)
Comcast *                                                                                    13,673        386,125
Fox Entertainment Group - Class A *                                                          32,400        898,776
Gannett                                                                                       2,500        209,400
Metro-Goldwyn-Mayer *                                                                        61,700        713,869
Time Warner *                                                                               130,000      2,098,200
Walt Disney                                                                                  12,000        270,600
                                                                                                    ---------------
                                                                                                         4,576,970

MULTILINE RETAIL (0.2%)
JC Penney                                                                                     7,300        257,544
                                                                                                    ---------------
                                                                                                           257,544

MULTI-UTILITIES & UNREGULATED POWER (0.4%)
Public Service Enterprise                                                                     8,200        349,320
                                                                                                    ---------------
                                                                                                           349,320

OFFICE ELECTRONICS (0.8%)
Xerox *                                                                                      53,400        751,872
                                                                                                    ---------------
                                                                                                           751,872

OIL & GAS (14.1%)
Anadarko Petroleum                                                                            4,600        305,256
ChevronTexaco                                                                                48,754      2,615,165
ConocoPhillips                                                                               27,423      2,271,996
Devon Energy                                                                                  6,606        469,092
Exxon Mobil                                                                                  93,776      4,532,195
Kerr-McGee                                                                                    7,400        423,650
Marathon Oil                                                                                 24,000        990,720
Occidental Petroleum                                                                         10,700        598,451
Unocal                                                                                       11,000        473,000
Valero Energy                                                                                 6,200        497,302
                                                                                                    ---------------
                                                                                                        13,176,826

PAPER & FOREST PRODUCTS (1.8%)
Weyerhaeuser                                                                                 24,900      1,655,352
                                                                                                    ---------------
                                                                                                         1,655,352

PHARMACEUTICALS (0.7%)
King Pharmaceuticals *                                                                       26,100        311,634
Millennium Pharmaceutical *                                                                  26,404        361,999
                                                                                                    ---------------
                                                                                                           673,633

REAL ESTATE (0.4%)
Istar Financial                                                                               9,300        383,439
                                                                                                    ---------------
                                                                                                           383,439

ROAD & RAIL (0.6%)
Norfolk                                                                                      17,300        514,502
                                                                                                    ---------------
                                                                                                           514,502

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.3%)
National Semiconductor *                                                                     13,000        201,370
Texas Instruments                                                                             2,447         52,072
                                                                                                    ---------------
                                                                                                           253,442

SOFTWARE (0.2%)
Veritas Software *                                                                           11,900        211,820
                                                                                                    ---------------
                                                                                                           211,820

SPECIALTY RETAIL (0.7%)
Limited                                                                                      30,700        684,303
                                                                                                    ---------------
                                                                                                           684,303

TEXTILES, APPAREL & LUXURY GOODS (0.5%)
Foot Locker                                                                                  18,700        443,190
                                                                                                    ---------------
                                                                                                           443,190

THRIFTS & MORTGAGE FINANCE (4.1%)
Countrywide Financial                                                                        42,600      1,678,014
FHLMC                                                                                        18,900      1,233,036
Golden West Financial                                                                         7,800        865,410
                                                                                                    ---------------
                                                                                                         3,776,460

TOBACCO (0.8%)
Altria Group                                                                                 15,500        729,120
                                                                                                    ---------------
                                                                                                           729,120

TOTAL COMMON STOCK (IDENTIFIED COST $82,323,677)                                                        91,001,274
-------------------------------------------------------------------------------------------------------------------

                                                               INTEREST     MATURITY     PRINCIPAL
SHORT-TERM INVESTMENTS (1.4%)                                    RATE         DATE         AMOUNT       VALUE
                                                            -------------------------------------------------------
     FIFTH THIRD REPURCHASE AGREEMENT                           1.700%      10/01/2004    1,134,167    $ 1,134,167
     DATED 09/30/04 (Repurchase value $1,134,221)
     collateralized by U.S. Government Agency Securities)
     United States Treasury Bill(1)                             1.550%      12/02/2004      125,000        124,660

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,258,833)                                                1,258,827
-------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (99.5%) (IDENTIFIED COST $83,582,510)(2)                                              92,260,101

TOTAL OTHER ASSETS LESS LIABILITIES (0.5%)                                                                 467,742
-------------------------------------------------------------------------------------------------------------------

TOTAL NET ASSETS (100.0%)                                                                             $ 92,727,843
                                                                                                    ===============


OUTSTANDING FUTURES CONTRACTS

                                                                                                    UNREALIZED
                                                                                UNITS PER CURRENT   APPRECIATION/
TYPE                                                 EXPIRATION    CONTRACTS    CONTRACT   VALUE    (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------

EMINI S&P 500 FUTURE                                 12/17/2004       16          850     $ 946,900      $ 268

*   Non-income producing security.
(1) Security has been segregated as collateral to cover margin requirements for open futures contracts as of September 30, 2004
(2) See "Identified Cost" in Notes to Form N-Q

SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Accessor Small to Mid Cap Fund

DESCRIPTION                                                                  SHARES       VALUE
---------------------------------------------------------------------------------------------------
COMMON STOCK (99.7%)

AEROSPACE & DEFENSE (1.2%)
Alliant Techsystems *                                                          20,300  $ 1,228,150
Allied Defense Group *                                                          2,800       51,912
Armor Holdings *                                                                6,900      287,109
Level 3 Communications Holdings                                                 3,100      207,700
Spacehab *                                                                      7,800       19,492
                                                                                      -------------
                                                                                         1,794,363

AIR FREIGHT & LOGISTICS (1.2%)
The Brink's                                                                     8,600      259,462
CNF                                                                            21,800      893,582
EGL *                                                                          17,100      517,446
Pacer International *                                                           7,900      129,560
                                                                                      -------------
                                                                                         1,800,050

AIRLINES (0.1%)
Continental Airlines *                                                         19,000      161,880
                                                                                      -------------
                                                                                           161,880

AUTO COMPONENTS (0.3%)
Bandag                                                                          6,300      275,940
Midas *                                                                         6,000       97,200
Stattec Security *                                                              1,800      112,068
                                                                                      -------------
                                                                                           485,208

AUTOMOBILES (0.5%)
Wabash National *                                                              28,800      791,136
                                                                                      -------------
                                                                                           791,136

BEVERAGES (0.4%)
Coca-Cola Bottling                                                              2,800      151,256
PepsiAmericas                                                                  21,400      408,740
                                                                                      -------------
                                                                                           559,996

BIOTECHNOLOGY (2.2%)
Affymetrix *                                                                    3,200       98,272
Applera *                                                                       8,700      101,703
Diversa *                                                                      17,900      149,465
Genencor International *                                                       24,800      398,040
Genentech *                                                                    24,600    1,289,532
Invitrogen *                                                                   17,600      967,824
Kosan Biosciences *                                                            35,300      203,328
Maxygen *                                                                      17,100      169,119
                                                                                      -------------
                                                                                         3,377,283

BUILDING PRODUCTS (0.2%)
Penn Engineering & Manufacturing                                                5,900      109,858
US Concrete *                                                                  22,000      135,960
USG *                                                                           5,800      105,734
                                                                                      -------------
                                                                                           351,552

CAPITAL MARKETS (0.8%)
Affiliated Managers Group *                                                     8,400      449,736
Investment Technology *                                                         4,900       74,970
Jefferies Group                                                                 4,900      168,903
SEI Investments Company                                                         9,200      309,856
SWS Group                                                                      14,400      231,552
                                                                                      -------------
                                                                                         1,235,017

CHEMICALS (2.2%)
Airgas                                                                          7,900      190,153
Arch Chemicals                                                                  7,400      211,270
Cytec Industries                                                                6,800      332,860
Lubrizol                                                                        8,100      280,260
OM Group *                                                                     34,500    1,261,320
W.R. Grace & Company *                                                        112,500    1,063,125
                                                                                      -------------
                                                                                         3,338,988

COMMERCIAL BANKS (4.9%)
Bank of Hawaii                                                                  4,800      226,800
Bank Utd *                                                                     26,400        1,584
BankAtlantic Bancorp                                                           45,000      824,400
Bankunited Financial - Class A *                                               15,100      440,165
Banner                                                                          3,000       88,200
Corus Bankshares                                                                1,700       73,321
Firstmerit                                                                     19,600      515,578
Greater Bay Bancorp                                                            14,900      428,375
Integra Bank                                                                    2,000       43,400
PAB Bankshares                                                                  3,300       42,240
Pacific Premier Bancorp *                                                       2,600       30,758
PFF Bancorp                                                                    17,920      685,798
Popular                                                                        49,700    1,307,110
Republic Bancorp                                                                6,510      151,032
SNB Bancshares *                                                                2,400       28,752
Suffolk Bancorp                                                                 2,100       63,357
UMB Financial                                                                  18,825      897,388
Unionbancal                                                                    26,600    1,574,986
                                                                                      -------------
                                                                                         7,423,244

DESCRIPTION                                                                  SHARES       VALUE
---------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES (4.6%)
Acxiom                                                                         22,800      541,272
Adminstaff *                                                                   10,500      122,850
Carriage Services *                                                            41,900      198,187
Checkfree *                                                                    11,300      312,671
Corrections Corporation Of America *                                           24,300      859,248
Forrester Research *                                                            8,800      134,112
G & K Services                                                                  5,800      230,492
Global Payments                                                                 9,780      523,719
Imagistics International *                                                     19,100      641,760
ITT Educational Services *                                                      8,100      292,005
John H. Harland                                                                 6,700      210,045
Kforce *                                                                        9,000       75,420
Labor Ready *                                                                  23,700      332,274
Learning Tree International *                                                  11,000      155,100
Maximus *                                                                      20,400      587,724
Medical Staffing Network *                                                     24,700      151,658
On Assignment *                                                                10,300       45,732
Pomeroy Computer Resources *                                                   11,000      139,260
Prepaid Legal Services *                                                        6,400      164,352
Servicemaster                                                                  38,700      497,682
Sourcecorp *                                                                   19,700      436,158
Viad                                                                            4,925      116,870
Volt Info Sciences *                                                            7,900      227,283
                                                                                      -------------
                                                                                         6,995,874

COMMUNICATIONS EQUIPMENT (2.3%)
Adtran                                                                         36,400      825,552
Anixter International *                                                        15,000      526,350
Arris Group *                                                                  19,200      100,224
Commscope *                                                                    31,200      673,920
Communications Systems                                                          3,300       27,456
Harris                                                                          5,600      307,664
Juniper Networks *                                                              9,600      226,560
Silicon Laboratories *                                                         12,000      397,080
Tekelec *                                                                      20,900      348,612
                                                                                      -------------
                                                                                         3,433,418

COMPUTERS & PERIPHERALS (0.8%)
Microchip Technology                                                            2,600       69,784
Storage Technology *                                                           29,000      732,540
Zebra Technologies *                                                            7,200      439,272
                                                                                      -------------
                                                                                         1,241,596

CONSTRUCTION MATERIALS (0.2%)
Hughes Supply                                                                  11,400      342,798
                                                                                      -------------
                                                                                           342,798

CONSUMER DURABLES (0.6%)
Lennar                                                                          7,000      333,200
Levitt                                                                         11,250      263,925
Palm Harbor Homes *                                                            14,300      240,955
                                                                                      -------------
                                                                                           838,080

CONSUMER FINANCE (0.8%)
Ace Cash Express *                                                              2,900       75,516
AmeriCredit *                                                                  13,900      290,232
CompuCredit *                                                                  39,100      728,042
Credit Acceptance *                                                             5,600      106,064
                                                                                      -------------
                                                                                         1,199,854

CONTAINERS & PACKAGING (0.6%)
Caraustar *                                                                    12,000      201,240
Crown Holdings *                                                               17,600      181,456
Smurfit- Stone Container *                                                     11,100      215,007
Sonoco                                                                          9,600      253,824
                                                                                      -------------
                                                                                           851,527

DISTRIBUTORS (0.7%)
Brightpoint *                                                                  36,525      628,230
Memberworks *                                                                  15,100      396,224
                                                                                      -------------
                                                                                         1,024,454

DIVERSIFIED FINANCIAL SERVICES (6.1%)
Banknorth Group                                                                 7,100      248,500
Berkshire Hathaway *                                                               58    5,025,700
Cash Amer International                                                         4,100      100,286
CIT Group                                                                      33,100    1,237,609
City Holding                                                                    4,700      154,583
City National                                                                  10,800      701,460
FactSet Research Systems                                                       12,700      612,140
Gold Banc Corporation                                                          24,900      335,901
Hudson United Bancorp                                                          18,500      681,725
UICI                                                                            5,200      170,248
                                                                                      -------------
                                                                                         9,268,152

DIVERSIFIED TELECOMMUNICATION SERVICES (0.9%)
Aspect Communications *                                                         9,800       97,314
Cincinnati Bell *                                                              26,500       92,485
Cox Communications *                                                           30,400    1,007,152
Shenandoah Telecommunications                                                   4,100      105,001
                                                                                      -------------
                                                                                         1,301,952

DESCRIPTION                                                                  SHARES       VALUE
---------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES (0.6%)
Central Vermont Public Service                                                 17,900      359,969
Pepco Holdings                                                                 25,500      507,450
Unitil                                                                          1,100       29,601
                                                                                      -------------
                                                                                           897,020

ELECTRICAL EQUIPMENT (1.8%)
Atmel *                                                                        31,200      112,944
Belden                                                                         24,850      541,730
Littlefuse *                                                                    9,800      338,394
Mestek *                                                                        1,400       24,430
Napco Security Systems *                                                       63,000      564,480
Pentair                                                                        16,400      572,524
SPX                                                                             8,000      283,200
Technitrol *                                                                   11,200      218,400
                                                                                      -------------
                                                                                         2,656,102

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.0%)
Arrow Electronics *                                                            39,200      885,136
Avnet *                                                                        47,200      808,064
Checkpoint Systems *                                                           29,700      462,429
Information Resources *                                                        66,500      180,880
Integrated Circuit Systems *                                                    5,000      107,500
Planar Systems *                                                               16,800      188,328
Siliconix *                                                                     5,500      197,065
Vishay Intertechnology *                                                       10,800      139,320
                                                                                      -------------
                                                                                         2,968,722

ENERGY EQUIPMENT & SERVICES (2.3%)
Cooper Cameron*                                                                10,600      581,304
Gulf Island Fabrication                                                        13,800      307,740
Kaneb Services                                                                  9,900      319,572
Lone Star Technologies *                                                        6,100      230,580
Maverick Tube *                                                                 3,600      110,916
Smith International *                                                           4,800      291,504
TETRA Technologies *                                                           17,100      530,955
Veritas *                                                                      49,300    1,123,054
                                                                                      -------------
                                                                                         3,495,625

FOOD & STAPLES RETAILING (0.2%)
Ruddick                                                                        16,800      329,952
                                                                                      -------------
                                                                                           329,952

FOOD PRODUCTS (0.9%)
Chiquita Brands International *                                                17,700      308,157
Corn Products International                                                     3,400      156,740
Lance                                                                          10,500      169,575
Tyson Foods                                                                    46,600      746,532
                                                                                      -------------
                                                                                         1,381,004

GAS UTILITIES (0.8%)
Equitable Resources                                                             2,500      135,775
Laclede Group                                                                   6,400      187,072
TC Pipelines                                                                    2,100       77,553
UGI                                                                            20,850      776,871
                                                                                      -------------
                                                                                         1,177,271

HEALTH CARE PROVIDERS & SERVICES (2.7%)
America Service Group *                                                         2,000       82,080
AMN Healthcare Services *                                                      18,200      217,490
Coventry Health Care *                                                         10,500      560,385
Davita *                                                                       19,350      602,752
Health Net *                                                                    9,400      232,368
Healthextras *                                                                 26,700      372,198
Laboratory Corporation America *                                                4,200      183,624
Pacificare Health Systems *                                                     7,700      282,590
Pediatrix Med Group *                                                           6,800      372,980
Sierra Health Services *                                                       25,400    1,217,422
                                                                                      -------------
                                                                                         4,123,889

HEALTH CARE EQUIPMENT & SUPPLIES (4.9%)
Angelica                                                                       10,000      248,800
Arrow International                                                             7,000      209,300
Beckman Coulter                                                                27,800    1,560,136
Cantel Medical *                                                                6,400      153,600
Closure Medical Group *                                                         7,100      101,104
CYTYC *                                                                        26,000      627,900
Gen-Probe *                                                                    35,200    1,403,424
Henry Schein *                                                                  7,800      486,018
Hillenbrand Industries                                                          8,100      409,293
IDX Systems *                                                                  14,100      457,545
Kensey Nash *                                                                   4,700      123,093
Prime Medical Services *                                                       25,400      183,388
PSS World Medical *                                                            17,600      176,704
Utah Medical Products                                                           4,000       72,000
Varian Med Systems *                                                           18,000      622,260
VISX *                                                                          7,300      150,380
Vital Signs                                                                    12,500      399,750
                                                                                      -------------
                                                                                         7,384,695

DESCRIPTION                                                                  SHARES       VALUE
---------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE (3.7%)
Bally Total Fitness *                                                          31,200      113,568
Boyd Gaming                                                                    22,500      633,375
Caesars Entertainment *                                                        19,000      317,300
California Pizza Kitchen *                                                     22,100      482,885
CEC Entertainment *                                                            13,100      481,425
Checkers Drive-In Restaurant *                                                 45,400      533,450
Dave & Buster's *                                                              13,100      248,638
GTECH Holdings                                                                  3,200       81,024
International Speedway                                                          4,000      199,600
Jack in the Box *                                                               4,600      145,958
Lone Star SteakHouse                                                           25,400      656,082
MGM Mirage *                                                                    9,100      451,815
Monaco Coach                                                                   12,300      266,295
Pegasus Solutions *                                                            13,200      157,344
Station Casinos                                                                 6,000      294,240
Weight Watchers International *                                                14,200      551,244
                                                                                      -------------
                                                                                         5,614,243

HOUSEHOLD DURABLES (3.6%)
Chattem *                                                                      14,300      461,175
Energizer Holdings *                                                           35,400    1,631,940
Harman International Industry                                                   8,400      905,100
NVR *                                                                           3,000    1,653,000
Rayovac *                                                                      17,200      453,220
Ryland Group                                                                    2,700      250,182
                                                                                      -------------
                                                                                         5,354,617

INDUSTRIAL CONGLOMERATES (0.3%)
Standex International                                                           3,100       75,950
Walter Industries                                                              28,400      454,968
                                                                                      -------------
                                                                                           530,918

INSURANCE (4.7%)
21st Century Insurance Group                                                   23,400      312,390
Alleghany *                                                                     2,100      573,090
American Financial Group                                                        6,400      191,296
Fidelity National Financial                                                    16,701      636,308
First American Financial                                                       13,500      416,205
Harleysville Group                                                              7,300      150,818
Kansas City Life Insurance                                                      3,100      131,967
Landamerica Financial Group                                                     9,200      418,600
Markel *                                                                          900      277,560
Nationwide                                                                     21,100      740,821
Old Republic International                                                     40,950    1,024,979
PMA Capital - Class A*                                                         19,300      145,715
Protective Life                                                                24,700      970,957
Stancorp Financial Group                                                        5,400      384,480
Stewart Information Services                                                      100        3,940
Transatlantic Holdings                                                          8,125      441,594
Unitrin                                                                         7,900      328,403
                                                                                      -------------
                                                                                         7,149,123

INTERNET & CATALOG RETAIL (0.4%)
Amazon.com *                                                                    6,800      277,848
Priceline.com *                                                                 9,100      201,747
Sportsman's Guide *                                                             6,800      137,564
                                                                                      -------------
                                                                                           617,159

INTERNET SOFTWARE & SERVICES (2.1%)
Akamai Technologies *                                                          16,600      233,230
Google *                                                                        1,000      129,600
IAC / Interactive *                                                             4,536       99,883
Internet Security Systems *                                                     9,100      154,700
J2 Global Communications *                                                      7,400      233,766
PC-Tel *                                                                       18,300      151,158
QRS *                                                                          18,900      130,788
Redback Networks *                                                             51,600      269,352
Register.com *                                                                 28,902      157,227
RSA Security *                                                                 33,100      638,830
Sonicwall *                                                                    17,000      114,920
United Online *                                                                21,800      209,716
Valueclick *                                                                   11,500      108,560
Verisign *                                                                     25,500      506,940
                                                                                      -------------
                                                                                         3,138,670

IT SERVICES (1.5%)
DST Systems *                                                                   9,400      418,018
Fair Isaac                                                                      4,300      125,560
Intergraph *                                                                   29,700      806,949
Lightbridge *                                                                  20,600       99,292
PEC Solutions *                                                                14,500      169,940
SI International *                                                             13,500      295,785
Tier Technologies *                                                             8,900       85,885
Total System Services                                                           8,300      209,492
                                                                                      -------------
                                                                                         2,210,921

DESCRIPTION                                                                  SHARES       VALUE
---------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS (0.4%)
Aldila *                                                                       14,600      146,000
Shuffle Master *                                                               11,700      438,282
                                                                                      -------------
                                                                                           584,282

MACHINERY (2.2%)
Albany International                                                           10,500      313,005
Applied Industrial Tech                                                         7,200      257,328
Briggs & Stratton                                                               1,800      146,160
CLARCOR                                                                         5,900      281,253
Manitowoc                                                                       8,100      287,226
NACCO Industries                                                                4,100      353,215
Tecumseh Products                                                              10,500      439,635
Terex *                                                                        28,100    1,219,540
                                                                                      -------------
                                                                                         3,297,362

MARINE (0.1%)
Overseas Shipholding Group                                                      4,100      203,524
                                                                                      -------------
                                                                                           203,524

MEDIA (4.3%)
Acme Communications *                                                          22,400      133,280
Cadmus Communications                                                           5,400       79,380
Cox Radio *                                                                    27,000      402,840
Entravision Communications *                                                   24,000      182,640
Fisher Communications *                                                         2,300      110,400
Fox Entertainment Group - Class A *                                            20,200      560,348
Grey Global Group                                                                 200      199,000
Hearst-Argyle Television                                                       24,100      589,245
Insight Communications *                                                       38,700      340,560
Journal Register *                                                              9,600      181,440
Lamar Advertising - Class A *                                                   9,500      395,295
Liberty Media - Class A *                                                     120,000    1,046,400
Liberty Media - Class A *                                                       6,000      200,172
Lynch Interactive *                                                             2,700       93,150
Metro-Goldwyn-Mayer *                                                          24,258      280,665
Nexstar Broadcasting Group*                                                     7,900       67,308
Pixar *                                                                        11,000      867,900
R H Donnelley *                                                                 2,400      118,464
Reader's Digest Association                                                    40,300      587,977
                                                                                      -------------
                                                                                         6,436,464

METALS & MINING (2.2%)
AK STL Holdings *                                                              96,700      789,072
Carpenter Technology                                                           13,900      663,586
Diamond Offshore Drilling                                                      24,100      795,059
Material Sciences *                                                             4,700       63,403
Reliance Steel & Aluminum                                                       2,000       79,400
RTI International Metals *                                                      7,700      149,149
Titanium Metals *                                                              30,100      706,146
                                                                                      -------------
                                                                                         3,245,815

MULTI-UTILITIES & UNREGULATED POWER (1.1%)
Energy East                                                                    32,500      818,350
ONEOK                                                                          16,700      434,534
Westar Energy                                                                  22,700      458,540
                                                                                      -------------
                                                                                         1,711,424

MULTILINE RETAIL (0.5%)
Deb Shops                                                                       6,100      148,840
Kmart *                                                                         7,300      638,531
                                                                                      -------------
                                                                                           787,371

OIL & GAS (3.7%)
Energy Partners *                                                              18,400      299,552
Giant Industries *                                                             30,500      741,150
Houston Exploration*                                                            4,600      273,010
Magellan Midstream Partners                                                     1,500       82,470
NATCO Group *                                                                   8,500       73,525
Newfield Exporation *                                                          12,100      741,004
Pacific Energy Partners                                                         3,500      100,135
Patina Oil & Gas                                                               15,750      465,728
T-3 Energy Services *                                                             900        5,400
Tesoro Petroleum *                                                             30,500      900,665
Ultra Petroleum *                                                               7,600      372,780
World Fuel Services                                                            18,800      673,040
XTO Energy                                                                     25,248      820,055
                                                                                      -------------
                                                                                         5,548,514

PAPER & FOREST PRODUCTS (0.5%)
Potlatch                                                                        3,400      159,154
Rayonier                                                                       11,882      537,542
                                                                                      -------------
                                                                                           696,696

PERSONAL PRODUCTS (0.3%)
Estee Lauder                                                                    2,400      100,320
Parlux Fragrances *                                                            22,400      291,200
                                                                                      -------------
                                                                                           391,520

DESCRIPTION                                                                  SHARES       VALUE
---------------------------------------------------------------------------------------------------
PHARMACEUTICALS (1.7%)
Celgene *                                                                       5,900      343,557
Charles River Laboratories *                                                    5,500      251,900
CV Therapeutics *                                                              11,100      138,750
Emisphere Technologies *                                                       19,000       58,330
Nitromed *                                                                     16,300      388,592
Perrigo                                                                        32,100      659,655
Pharmacyclics *                                                                19,000      195,890
Pozen *                                                                         9,600       83,904
Renovis *                                                                       7,700       61,677
Serologicals *                                                                 10,500      244,965
Valeant Pharmaceuticals International                                           2,800       67,536
                                                                                      -------------
                                                                                         2,494,756

REAL ESTATE (7.5%)
American Financial Realty Trust                                                17,000      239,870
Annaly Mortgage Management                                                      4,300       73,659
Anthracite                                                                     43,200      480,384
Avalonbay Communities                                                           1,100       66,242
CBL & Associates Properties                                                     7,200      438,840
Capital Automotive REIT                                                        34,200    1,069,434
General Growth Properties                                                      47,100    1,460,100
Getty Realty                                                                    9,700      254,334
Hanover Capital Mortgage Holdings                                               4,300       53,320
Heritage Property Investment                                                    3,500      102,095
Hersha Hospitality Trust                                                        8,800       82,720
Innkeepers USA                                                                 45,800      569,752
Jones Lang LaSalle *                                                           18,300      604,083
Kimco Realty                                                                    2,300      117,990
Manufactured Home Communities                                                   6,100      202,764
National Health Realty                                                          3,700       70,485
Omega Healthcare Investors                                                     37,200      400,272
PS Business Parks                                                              11,700      466,245
Public Storage                                                                 23,200    1,149,560
Redwood Trust                                                                  14,700      917,574
Rouse                                                                          15,000    1,003,200
Sizeler Property Investors                                                     27,500      255,750
SL Green Realty                                                                18,400      953,304
Town & Country                                                                  3,900       99,255
Wellsford Real Properties *                                                    11,700      177,255
                                                                                      -------------
                                                                                        11,308,487

ROAD & RAIL (0.3%)
Genesee & Wyoming - Class A *                                                  15,700      397,524
                                                                                      -------------
                                                                                           397,524

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.8%)
Cypress Semiconductor *                                                        12,500      110,500
ESS Technology*                                                                66,000      452,100
Lam Research *                                                                  5,000      109,400
MEMC Electronic Materials *                                                    13,000      110,240
Semtech *                                                                       7,300      139,941
Standard Microsystems *                                                         7,400      129,574
Supertex *                                                                      7,700      149,611
                                                                                      -------------
                                                                                         1,201,366

SOFTWARE (2.2%)
Activision *                                                                   16,350      226,774
Ansoft *                                                                        7,000      111,300
Bottomline Technologies *                                                      16,500      155,925
Echelon *                                                                      12,300       96,924
Inter-Tel                                                                      23,000      497,260
MAPICS *                                                                       16,800      152,040
McAfee *                                                                        7,600      152,760
Netiq *                                                                        14,200      151,940
OPNET Technologies *                                                           21,100      216,486
Reynolds & Reynolds                                                             6,100      150,487
Transaction Systems Architects *                                               54,400    1,011,024
Ulticom *                                                                      26,800      395,836
                                                                                      -------------
                                                                                         3,318,756

SPECIALTY RETAIL (4.0%)
Abercrombie & Fitch                                                            36,400    1,146,600
American Eagle Outfitters                                                      15,600      574,860
Barnes & Noble *                                                               43,600    1,613,200
Borders Group                                                                   7,600      188,480
Claire's Stores                                                                13,000      325,520
Rent A Center *                                                                16,500      426,690
Ross Stores                                                                    10,700      250,808
Stage Stores *                                                                  4,600      157,412
Williams Sonoma *                                                               7,500      281,625
Wilsons The Leather Experts *                                                  36,200      187,516
Zale *                                                                         28,600      803,660
                                                                                      -------------
                                                                                         5,956,371

THRIFTS & MORTGAGE FINANCE (2.3%)
Downey Financial                                                                3,900      214,344
First Place Financial                                                          12,800      256,000
GreenPoint Financial                                                           34,150    1,584,901
New Century Financial                                                          23,450    1,412,159
United Community Financial                                                      4,200       47,754
                                                                                      -------------
                                                                                         3,515,158

DESCRIPTION                                                                  SHARES       VALUE
---------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS (0.7%)
Oxford Industries                                                               5,800      216,050
Russell                                                                        25,000      421,000
Timberland *                                                                    7,300      414,640
                                                                                      -------------
                                                                                         1,051,690

TRADING COMPANIES & DISTRIBUTORS (0.2%)
United Stationers *                                                             7,600      329,840
                                                                                      -------------
                                                                                           329,840

WIRELESS TELECOMMUNICATION SERVICES (0.6%)
Airgate PCS *                                                                  12,210      239,316
American Tower *                                                               10,900      167,315
Nextel Partners *                                                              17,100      283,518
Western Wireless *                                                              7,700      197,967
                                                                                      -------------
                                                                                           888,116

TOTAL COMMON STOCK (IDENTIFIED COST $116,871,323)                                      150,211,389
---------------------------------------------------------------------------------------------------



TOTAL INVESTMENTS (99.7%) (IDENTIFIED COST $116,871,323)(1)                            150,211,389

TOTAL OTHER ASSETS LESS LIABILITIES   (0.3%)                                               439,770
                                                                                      -------------

TOTAL NET ASSETS (100.0%)                                                             $ 150,651,159
                                                                                      =============

*   Non-income producing security.
(1) See "Identified Cost" in Notes to Form N-Q

SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Accessor International Equity Fund

DESCRIPTION                                                                                   SHARES        VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK (98.6%)

AUSTRALIA (1.6%)
BHP Billiton                                                                                    78,600    $ 821,378
News Corporation                                                                                57,600      478,271
                                                                                                       -------------
                                                                                                          1,299,649

BELGIUM (1.0%)
Dexia                                                                                           45,300      847,350
                                                                                                       -------------
                                                                                                            847,350

BRAZIL (2.1%)
Cia Vale Do Rio Doc ADR                                                                         58,800    1,321,236
Unibanco-Uniao de Bancos Brasil                                                                 13,700      331,951
                                                                                                       -------------
                                                                                                          1,653,187

CANADA (1.0%)
Talisman Energy                                                                                 30,900      803,243
                                                                                                       -------------
                                                                                                            803,243

CHINA (0.6%)
China Life Insurance *                                                                         810,000      519,431
                                                                                                       -------------
                                                                                                            519,431

FINLAND (1.1%)
Nokia Oyj                                                                                       62,100      855,753
                                                                                                       -------------
                                                                                                            855,753

FRANCE (10.6%)
Axa                                                                                             37,410      757,924
BNP Paribas                                                                                     16,850    1,089,733
Compagnie De Saint - Gobain                                                                     23,800    1,223,374
Dassault Systems                                                                                13,131      614,375
Imerys                                                                                          11,764      783,486
Lafarge                                                                                          8,100      709,713
TotalFinElf                                                                                     16,339    3,332,624
                                                                                                       -------------
                                                                                                          8,511,229

GERMANY (5.2%)
BASF                                                                                            12,100      711,809
Bayerische Motoren Werke                                                                        25,890    1,067,413
Deutsch Post                                                                                    35,000      679,498
Schering                                                                                        11,200      706,225
Siemens                                                                                         13,500      990,610
                                                                                                       -------------
                                                                                                          4,155,555

HONG KONG (3.1%)
HSBC Holdings                                                                                  155,200    2,468,231
                                                                                                       -------------
                                                                                                          2,468,231

IRELAND (0.7%)
Bank of Ireland                                                                                 39,500      533,020
                                                                                                       -------------
                                                                                                            533,020

ITALY (4.4%)
ENI                                                                                            128,100    2,874,105
Telecom Italia Spa                                                                             284,706      653,296
                                                                                                       -------------
                                                                                                          3,527,401

DESCRIPTION                                                                                   SHARES        VALUE
--------------------------------------------------------------------------------------------------------------------
JAPAN (18.4%)
Canon                                                                                           31,000    1,459,619
Chugai Pharmaceutical                                                                           36,900      532,965
Credit Saison                                                                                   10,100      311,221
Daikin Industries                                                                               28,000      678,271
Fanuc                                                                                           10,800      569,377
Hirose Electric                                                                                  4,400      401,945
Honda Motor                                                                                     23,700    1,150,370
Hoya                                                                                             8,900      934,373
Kao                                                                                             21,000      464,800
Matsushita Electric Industrial                                                                  36,000      481,353
Mitsubishi                                                                                      59,000      638,722
Mitsubishi Tokyo Financial Group                                                                    93      776,867
Nikko Cordial                                                                                  119,000      483,507
Nintendo                                                                                         5,500      673,908
Nippon Telephone & Telegraph                                                                       120      478,844
Nippon Unipac Holding                                                                               70      307,322
Nitto Denko                                                                                     11,000      506,931
Secom                                                                                           13,500      469,981
Sharp                                                                                           24,000      330,719
Shin-Etsu Chemical                                                                              15,300      550,725
SMC                                                                                              5,700      546,607
Sumitomo                                                                                        86,000      641,004
Takefuji                                                                                         6,380      408,844
Yamanouchi Pharmaceutical                                                                       29,100      941,653
                                                                                                       -------------
                                                                                                         14,739,928

MEXICO (1.2%)
Fomento Economico                                                                               12,800      565,504
Walmart De Mexico                                                                              110,000      373,561
                                                                                                       -------------
                                                                                                            939,065

NETHERLANDS (4.9%)
ABN AMRO                                                                                        36,300      825,728
Fortis                                                                                          24,200      576,069
ING Groep                                                                                       21,662      547,443
Philips Electronics                                                                             27,000      619,215
Reed Elsevier                                                                                   51,590      665,367
Wolters Kluwer                                                                                  41,300      695,995
                                                                                                       -------------
                                                                                                          3,929,817

RUSSIA (0.3%)
Yukos Sponsored ADR                                                                             12,560      201,462
                                                                                                       -------------
                                                                                                            201,462

SOUTH KOREA (4.0%)
KT & G                                                                                          37,200      491,855
Posco ADR                                                                                       19,600      741,860
Samsung Electronics                                                                              2,950    1,172,830
Shinsegae Department Store                                                                       1,250      332,574
SK Telecom                                                                                      21,800      424,010
                                                                                                       -------------
                                                                                                          3,163,129

SPAIN (2.4%)
Altadis                                                                                         25,120      856,026
Banco Popular Espanol                                                                           19,220    1,069,464
                                                                                                       -------------
                                                                                                          1,925,490

SWEDEN (0.5%)
Ericsson*                                                                                      131,000      406,659
                                                                                                       -------------
                                                                                                            406,659

DESCRIPTION                                                                                   SHARES        VALUE
--------------------------------------------------------------------------------------------------------------------
SWITZERLAND (9.8%)
Adecco                                                                                          15,300      761,867
Holcim                                                                                          19,428    1,027,495
Nestle                                                                                           4,330      994,603
Novartis                                                                                        32,682    1,527,662
Roche Holding Genusschein                                                                       14,180    1,469,135
UBS                                                                                             22,516    1,589,556
Zurich Financial Services *                                                                      3,491      499,075
                                                                                                       -------------
                                                                                                          7,869,393

TAIWAN (0.7%)
Taiwan Semiconductor ADR                                                                        45,785      326,905
United Microelectronics Taiwan *                                                                57,546      194,505
                                                                                                       -------------
                                                                                                            521,410

UNITED KINGDOM (25.0%)
Allied Domecq                                                                                   86,340      733,777
Aviva                                                                                           49,400      490,106
Barclays                                                                                       147,270    1,414,390
BG Group                                                                                       162,940    1,095,420
British Land Company                                                                            55,000      741,506
Centrica                                                                                       150,500      684,525
Compass Group                                                                                   73,680      294,400
GKN                                                                                             60,878      236,904
GlaxoSmithKline                                                                                101,310    2,186,468
Intercontinental Hotels                                                                         59,406      676,573
Kingfisher                                                                                     143,900      803,790
Morrison Supermarkets                                                                          316,565    1,104,263
National Grid Transco                                                                           99,300      838,971
Reckitt Benckiser                                                                               34,040      835,194
Royal Bank of Scotland Group                                                                    30,900      893,656
Schroders                                                                                       35,300      396,273
Standard Chartered                                                                              60,000    1,031,258
Tesco                                                                                          337,040    1,742,152
Vodafone Group                                                                               1,071,600    2,568,073
Wolseley                                                                                        74,500    1,273,729
                                                                                                       -------------
                                                                                                         20,041,428

TOTAL COMMON STOCK (IDENTIFIED COST $66,165,384)                                                         78,911,830
                                                                                                       -------------


                                                                    INTEREST    MATURITY   PRINCIPAL
SHORT-TERM INVESTMENTS (1.6%)                                         RATE        DATE       AMOUNT       VALUE
                                                                  --------------------------------------------------

     FIFTH THIRD REPURCHASE AGREEMENT                                1.700%    10/01/2004    1,318,739  $ 1,318,739
     DATED 09/30/04 (Repurchase value $1,318,801
     collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,318,739)                                                 1,318,739
--------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (100.2%) (IDENTIFIED COST $67,484,123)(1)                                              80,230,569

TOTAL LIABILITIES LESS OTHER ASSETS   (-0.2%)                                                              (163,323)
                                                                                                       -------------

TOTAL NET ASSETS (100.0%)                                                                              $ 80,067,246
                                                                                                       =============

*   Non-income producing security.
(1) See "Identified Cost" in Notes to Form N-Q

SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Accessor High Yield Bond Fund

                                                                   INTEREST   MATURITY      PRINCIPAL
DESCRIPTION                                                          RATE      DATE           AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (95.6%)

FINANCE - BANKING (2.1%)
Thornburg Mortgage                                                  8.000%   05/15/2013       500,000     $ 517,500
Western Financial Bank                                              9.625%   05/15/2012       500,000       565,000
                                                                                                      --------------
                                                                                                          1,082,500

FINANCE - OTHER (2.0%)
Dollar Financial Group                                              9.750%   11/15/2011        85,000        90,100
Dollar Financial Group                                              9.750%   11/15/2011       500,000       530,000
Fairfax Financial Holdings                                          7.375%   04/15/2018       500,000       405,000
                                                                                                      --------------
                                                                                                          1,025,100

INDUSTRIAL-AUTOMOTIVE (0.9%)
Dura Operating                                                      9.000%   05/01/2009       500,000       445,000
                                                                                                      --------------
                                                                                                            445,000

INDUSTRIAL-BASIC (7.3%)
IMCO Recycling(1)                                                  10.375%   10/15/2010       500,000       550,000
Longview Fibre                                                     10.000%   01/15/2009       500,000       545,000
Lyondell Chemical                                                   9.500%   12/15/2008       500,000       545,625
Nalco Finance(1)(3)                                                 0.000%   02/01/2014       500,000       355,000
Potlatch                                                           10.000%   07/15/2011       500,000       565,000
Rockwood Specialties(1)                                            10.625%   05/15/2011       500,000       550,000
Ucar Finance                                                       10.250%   02/15/2012       500,000       572,500
                                                                                                      --------------
                                                                                                          3,683,125

INDUSTRIAL-CAPITAL GOODS (11.9%)
Aearo                                                               8.250%   04/15/2012       500,000       510,000
BE Aerospace                                                        8.000%   03/01/2008       500,000       493,750
Case New Holland(1)                                                 9.250%   08/01/2011       500,000       560,000
IESI                                                               10.250%   06/15/2012       500,000       540,000
Jarden                                                              9.750%   05/01/2012       500,000       552,500
Kappa Beheer BV                                                    10.625%   07/15/2009       500,000       527,500
Key Components LLC                                                 10.500%   06/01/2008       500,000       512,500
Neenah(1)                                                          13.000%   09/30/2013       500,000       515,000
Park-Ohio Industries                                                9.250%   12/01/2007       500,000       507,500
Pliant                                                             13.000%   06/01/2010       500,000       430,000
Radnor Holdings                                                    11.000%   03/15/2010       500,000       420,000
WII Components                                                     10.000%   02/15/2012       500,000       485,000
                                                                                                      --------------
                                                                                                          6,053,750

INDUSTRIAL-ENERGY (4.3%)
KCS Energy                                                          7.125%   04/01/2012       500,000       522,500
Parker Drilling                                                     9.625%   10/01/2013       500,000       557,500
Petroleum Geo Services                                             10.000%   11/05/2010       500,000       566,250
Plains E&P                                                          8.750%   07/01/2012       500,000       561,250
                                                                                                      --------------
                                                                                                          2,207,500

INDUSTRIAL-ENTERTAINMENT (2.9%)
AMC Entertainment(1)                                                8.000%   03/01/2014       500,000       470,000
Imax(1)                                                             9.625%   12/01/2010       500,000       498,750
Royal Caribbean Cruises                                             7.250%   03/15/2018       500,000       527,500
                                                                                                      --------------
                                                                                                          1,496,250

                                                                   INTEREST   MATURITY      PRINCIPAL
DESCRIPTION                                                          RATE      DATE           AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------
INDUSTRIAL-GAMING (3.2%)
River Rock Entertainment                                            9.750%   11/01/2011       500,000       526,250
Seneca Gaming                                                       7.250%   05/01/2012       500,000       516,250
Venetian Casino Resort                                             11.000%   06/15/2010       500,000       578,750
                                                                                                      --------------
                                                                                                          1,621,250

INDUSTRIAL-HEALTH CARE (3.0%)
Athena Neuro Fin Anue                                               7.250%   02/21/2008       500,000       506,250
InSight Health Services                                             9.875%   11/01/2011       500,000       500,000
Universal Hospital                                                 10.125%   11/01/2011       500,000       507,500
                                                                                                      --------------
                                                                                                          1,513,750

INDUSTRIAL-MEDIA CABLE (3.7%)
Cablevision Systems(1)                                              8.000%   04/15/2012       500,000       522,500
Charter Communications Holdings(2)                                 11.750%   05/15/2011       500,000       310,000
Insight Midwest                                                     9.750%   10/01/2009       500,000       522,500
Mediacom Broadband                                                 11.000%   07/15/2013       500,000       532,500
                                                                                                      --------------
                                                                                                          1,887,500

INDUSTRIAL-MEDIA-NON-CABLE (2.8%)
Advanstar Communications                                           12.000%   02/15/2011       500,000       535,000
Houghton Mifflin                                                    9.875%   02/01/2013       500,000       525,000
Dex Media                                                           9.000%   11/15/2013       500,000       366,250
                                                                                                      --------------
                                                                                                          1,426,250

INDUSTRIAL-OTHER (5.0%)
Interline Brands                                                   11.500%   05/15/2011       500,000       555,000
Iron Mountain                                                       6.625%   01/01/2016       500,000       487,500
TSI Telecommuncation                                               12.750%   02/01/2009       500,000       560,000
United Rentals                                                      7.750%   11/15/2013       500,000       468,750
William Scotsman                                                    9.875%   06/01/2007       500,000       478,750
                                                                                                      --------------
                                                                                                          2,550,000

INDUSTRIAL-OTHER CONSUMER CYCLICALS (4.0%)
The Geo Group                                                       8.250%   07/15/2013       500,000       515,625
Interactive Health(1)                                               7.250%   04/01/2011       500,000       430,000
Levi Strauss & Company                                             12.250%   12/15/2012       500,000       528,750
Tech Olympic USA                                                   10.375%   07/01/2012       500,000       560,000
                                                                                                      --------------
                                                                                                          2,034,375

INDUSTRIAL-OTHER CONSUMER NON-CYCLICALS (12.1%)
American Seafood Group                                             10.125%   04/15/2010       500,000       535,000
General Nutrition Center                                            8.500%   12/01/2010       500,000       511,250
Icon Health & Fitness                                              11.250%   04/01/2012       500,000       535,000
Ingles Markets                                                      8.875%   12/01/2011       500,000       538,750
Jostens Holding(2)                                                 10.250%   12/01/2013       500,000       343,750
Pathmark Stores                                                     8.750%   02/01/2012       500,000       467,500
Phibro Animal Health(1)                                            13.000%   12/01/2007       500,000       545,000
Pilgrims Pride                                                      9.250%   11/15/2013       500,000       550,000
Playtex Products                                                    9.375%   06/01/2011       500,000       512,500
Rayovac                                                             8.500%   10/01/2013       500,000       542,500
Sealy Mattress                                                      8.250%   06/15/2014       500,000       503,750
Tom's Food(4)                                                      10.500%   11/01/2004       500,000       495,000
                                                                                                      --------------
                                                                                                          6,080,000

INDUSTRIAL-RETAILERS (5.7%)
FTD                                                                 7.750%   02/15/2014       500,000       498,750
Jean Coutu Group(1)                                                 7.625%   08/01/2012       500,000       508,750
Jo-Ann Stores                                                       7.500%   03/01/2012       500,000       522,500
National Vision                                                    12.000%   03/30/2009       427,540       363,409
Nebraska Book                                                       8.625%   03/15/2012       500,000       497,500
Pantry                                                              7.750%   02/15/2014       500,000       507,500
                                                                                                      --------------
                                                                                                          2,898,409

                                                                   INTEREST   MATURITY      PRINCIPAL
DESCRIPTION                                                          RATE      DATE           AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------
INDUSTRIAL-SERVICES (6.0%)
Carrols                                                             9.500%   12/01/2008       500,000       512,500
Host Marriott                                                       7.125%   11/01/2013       500,000       525,000
Perkins Family Restaurants                                         10.125%   12/15/2007       500,000       508,750
Pierre Foods(1)                                                     9.875%   07/15/2012       500,000       515,000
Sbarro                                                             11.000%   09/15/2009       500,000       467,500
Vicorp Restaurants                                                 10.500%   04/15/2011       500,000       497,500
                                                                                                      --------------
                                                                                                          3,026,250

INDUSTRIAL-TECHNOLOGY (0.8%)
Amkor Technology                                                    7.125%   03/15/2011       500,000       410,000
                                                                                                      --------------
                                                                                                            410,000

INDUSTRIAL-TELECOMMUNICATIONS-WIRED (1.9%)
Qwest Capital Funding                                               7.250%   02/15/2011       500,000       446,250
Time Warner Telecom                                                 9.750%   07/15/2008       500,000       495,000
                                                                                                      --------------
                                                                                                            941,250

INDUSTRIAL-TELECOMMUNICATIONS-WIRELESS (6.5%)
American Tower(1)                                                   7.125%   10/15/2012       500,000       495,000
Dobson Communications                                               8.875%   10/01/2013       500,000       322,500
Nextel Communications                                               7.375%   08/01/2015       500,000       537,500
Rural Cellular                                                      8.250%   03/15/2012       500,000       508,750
SBA Telecom(2)                                                      9.750%   12/15/2011       500,000       405,000
Spectrasite                                                         8.250%   05/15/2010       500,000       537,500
Western Wireless                                                    9.250%   07/15/2013       500,000       510,000
                                                                                                      --------------
                                                                                                          3,316,250

INDUSTRIAL-TRANSPORTATION (1.6%)
Continental Airlines                                                7.250%   11/01/2005       500,000       452,287
Northwest Airlines                                                 10.000%   02/01/2009       500,000       345,000
                                                                                                      --------------
                                                                                                            797,287

UTILITIES (7.9%)
AES                                                                 8.875%   02/15/2011       500,000       556,250
Allegheny Energy Supply                                             7.800%   03/15/2011       500,000       541,250
Amerigas Partners                                                   8.875%   05/20/2011       500,000       551,250
Calpine Canada Energy                                               8.500%   05/01/2008       500,000       345,000
Dynegy Holdings                                                     6.875%   04/01/2011       500,000       476,250
El Paso                                                             7.375%   12/15/2012       500,000       482,500
NRG Energy(1)                                                       8.000%   12/15/2013       500,000       535,625
Suburban Propane Partnership                                        6.875%   12/15/2013       500,000       515,000
                                                                                                      --------------
                                                                                                          4,003,125

TOTAL CORPORATE BONDS (IDENTIFIED COST $47,252,885)                                                      48,498,921
                                                                                                      --------------


SHORT-TERM INVESTMENTS (3.1%)

     FIFTH THIRD REPURCHASE AGREEMENT                               1.700%   10/01/2004     1,595,261     1,595,261
     DATED 09/30/04 (Repurchase value $1,595,336                                                      --------------
     collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,595,261)                                                 1,595,261
--------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (98.7%) (IDENTIFIED COST $48,848,146)(5)                                               50,094,182

TOTAL OTHER ASSETS LESS LIABILITIES   (1.3%)                                                                671,087
                                                                                                      --------------

TOTAL NET ASSETS (100.0%)                                                                              $ 50,765,269
                                                                                                      ==============

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2) Security represents a step bond. Rate disclosed is as of September 30, 2004.
(3) Security represents a zero coupon bond.
(4) In default as of November 1, 2004.
(5) See "Identified Cost" in Notes to Form N-Q.

SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Accessor Intermediate Fixed-Income Fund

                                                                   INTEREST   MATURITY      PRINCIPAL
DESCRIPTION                                                          RATE      DATE           AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (ABS) (1.6%)

Falcon Franchise Loan                                               4.856%   01/01/2025       899,638     $ 872,096
                                                                                                      --------------

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $893,156)                                                    872,096
                                                                                                      --------------

COLLATERALIZED MORTGAGE OBLIGATIONS (11.0%)

Collateralized Mortgage Securities                                  9.450%   02/01/2017        46,821        49,146
Commercial Mortgage Pass-Through Certificates                       6.958%   02/14/2034       500,000       486,688
CS First Boston Mortgage Securities                                 6.000%   12/15/2035     1,000,000       927,981
CS First Boston Mortgage Securities                                 1.890%   12/15/2009    37,793,472       212,588
CS First Boston Mortgage Securities                                 6.380%   12/16/2035     1,000,000     1,107,504
Entertainment Properties Trust                                      6.223%   02/15/2018       681,000       722,735
GMAC Commercial Mortgage Securities                                 7.096%   05/15/2030       900,000       892,802
GMAC Commercial Mortgage Securities                                 6.974%   08/01/2036       500,000       400,940
Merrill Lynch Mortgage Investments                                  6.750%   11/15/2026       665,000       704,010
Mortgage Capital Funding                                            6.423%   06/18/2030       500,000       541,611
                                                                                                      --------------
                                                                                                          6,046,005

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (IDENTIFIED COST $5,946,910)                                                                           6,046,005
                                                                                                      --------------

CORPORATE BONDS (24.8%)

FINANCE - BANKING (5.6%)
Bank of America                                                     4.750%   10/15/2006       150,000       155,136
Bank of New York(3)                                                 0.000%   03/30/2028     2,000,000       353,978
Colonial Bank                                                       9.375%   06/01/2011       250,000       298,888
Comerica Bank                                                       8.375%   07/15/2024       300,000       363,158
Household Finance                                                   7.875%   03/01/2007       400,000       442,662
Huntington National Bank                                            8.000%   04/01/2010       400,000       469,434
Nations Bank                                                        0.000%   07/17/2028     1,800,000       360,734
Standard Federal Bancorp                                            7.750%   07/17/2006       600,000       650,010
                                                                                                      --------------
                                                                                                          3,094,000

FINANCE - BROKER RELATED (BROKERAGE) (2.0%)
Goldman Sachs Group(1)                                              6.500%   02/25/2009       100,000       109,997
JP Morgan(3)                                                        0.000%   07/01/2027     2,133,000       379,281
Lehman Bros                                                         7.500%   08/01/2026       500,000       587,743
                                                                                                      --------------
                                                                                                          1,077,021

FINANCE - OTHER (8.2%)
American General                                                    8.500%   07/01/2030       280,000       374,295
Aon Capital Trust                                                   8.205%   01/01/2027       300,000       344,474
Assured Guaranty                                                    7.000%   06/01/2034       200,000       215,266
Countrywide Funding                                                 5.625%   07/15/2009       400,000       425,809
Ford Motor Credit                                                   7.250%   10/25/2011       400,000       432,855
GE Global Insurance Holding                                         6.450%   03/01/2019       250,000       266,591
General Electric Capital                                            8.650%   05/15/2009       375,000       445,242
Household Finance                                                   7.625%   11/15/2005       200,000       208,916
JPM Capital Trust I                                                 7.540%   01/15/2027       400,000       426,907
Marsh & McLennan                                                    5.875%   08/01/2033       500,000       497,542
Midland Bank PLC HSBC                                               1.560%   09/29/2049       200,000       172,815
National Rural Utlilities                                           6.000%   05/15/2006       225,000       235,952
Zurich Reins                                                        7.125%   10/15/2023       700,000       399,000
                                                                                                      --------------
                                                                                                          4,445,664

INDUSTRIAL-CAPITAL GOODS (0.5%)
Thermo Electron                                                     3.250%   11/01/2007       300,000       296,250
                                                                                                      --------------
                                                                                                            296,250

INDUSTRIAL-ENERGY (2.5%)
EOG Resources                                                       6.500%   12/01/2007       250,000       274,795
Northern Natural Gas(1)                                             6.750%   09/15/2008       250,000       277,062
Ocean Energy                                                        7.625%   07/01/2005       500,000       517,796
Tosco                                                               7.800%   01/01/2027       250,000       312,730
                                                                                                      --------------
                                                                                                          1,382,383

INDUSTRIAL-OTHER CONSUMER CYCLICALS (0.2%)
Dell                                                                7.100%   04/15/2028       113,000       133,519
                                                                                                      --------------
                                                                                                            133,519

INDUSTRIAL-OTHER CONSUMER NON-CYCLICALS (0.6%)
Johnson & Johnson                                                   8.720%   11/01/2024       300,000       314,275
                                                                                                      --------------
                                                                                                            314,275

INDUSTRIAL-SERVICES (1.4%)
Commerce Group                                                      5.950%   12/09/2013       500,000       515,273
First Data                                                          6.375%   12/15/2007       225,000       245,623
                                                                                                      --------------
                                                                                                            760,896

INDUSTRIAL-TELECOMMUNICATIONS-WIRED (1.1%)
Bellsouth Telecommunications                                        6.300%   12/15/2015       358,750       394,190
Central Telephone                                                   7.040%   09/21/2007       200,000       220,955
                                                                                                      --------------
                                                                                                            615,145

                                                                   INTEREST   MATURITY      PRINCIPAL
DESCRIPTION                                                          RATE      DATE           AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------
UTILITIES (2.7%)
Arizona Public Service                                              6.750%   11/15/2006     1,000,000     1,072,059
Commonwealth Edison                                                 8.000%   05/15/2008       150,000       172,703
Public Service Electric & Gas                                       6.750%   03/01/2006       200,000       211,057
                                                                                                      --------------
                                                                                                          1,455,819

TOTAL CORPORATE BONDS (IDENTIFIED COST $13,497,393)                                                      13,574,972
                                                                                                      --------------

U.S. GOVERNMENT AGENCY SECURITIES (57.5%)

U.S. TREASURY NOTES (30.0%)
U.S. Treasury Notes                                                 5.625%   05/15/2008     4,000,000     4,349,844
U.S. Treasury Notes                                                 3.625%   07/15/2009     7,000,000     7,084,763
U.S. Treasury Notes                                                 4.250%   08/15/2014     1,500,000     1,515,704
U.S. Treasury Notes                                                 7.250%   05/15/2016       250,000       314,707
U.S. Treasury Notes                                                 6.125%   08/15/2029     2,750,000     3,204,933
                                                                                                      --------------
                                                                                                         16,469,951

FEDERAL FARM CREDIT CORPORATION (FFCC) (2.5%)
FFCB                                                                4.000%   08/26/2008       500,000       505,463
FFCB                                                                3.950%   03/15/2010       500,000       490,575
FFCB                                                                6.320%   10/12/2010       325,000       363,819
                                                                                                      --------------
                                                                                                          1,359,857

FEDERAL HOME LOAN BANK (FHLB) (4.3%)
FHLB                                                                5.970%   09/29/2008       350,000       339,936
FHLB                                                                5.100%   08/05/2009     1,000,000     1,022,470
FHLB                                                                6.045%   05/12/2014       300,000       333,066
FHLB                                                                3.000%   07/23/2013       650,000       644,339
                                                                           -----------------------------------------
                                                                                                          2,339,811

FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (9.7%)
FHLMC                                                               5.900%   02/14/2006       100,000       104,491
FHLMC                                                               3.875%   01/12/2009     1,000,000       998,444
FHLMC                                                               5.000%   02/04/2013     1,100,000     1,107,995
FHLMC(3)                                                            0.000%   07/15/2014     1,000,000       634,003
FHLMC                                                               7.300%   12/08/2014     1,000,000     1,084,209
FHLMC                                                               6.250%   07/15/2032     1,250,000     1,409,701
                                                                                                      --------------
                                                                                                          5,338,843

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (11.0%)
FNMA                                                                4.750%   01/02/2007       250,000       259,216
FNMA(2)                                                             3.000%   11/04/2008       500,000       504,037
FNMA                                                                6.000%   01/18/2012     1,000,000     1,009,145
FNMA                                                                5.250%   08/01/2012       550,000       571,592
FNMA                                                                6.875%   09/24/2012       500,000       543,665
FNMA                                                                7.540%   03/02/2015     1,650,000     1,802,084
FNMA                                                                6.200%   06/13/2017     1,025,000     1,088,900
FNMA                                                                6.625%   11/15/2030       240,000       279,767
                                                                                                      --------------
                                                                                                          6,058,406

TOTAL U.S. GOVERNMENT AGENCY SECURITIES
   (IDENTIFIED COST $31,446,888)                                                                         31,566,868
                                                                                                      --------------

MUNICIPAL BONDS (0.4%)
Fort Walton Defense Housing                                         0.000%   10/15/2009       250,000       196,860
                                                                                                      --------------
                                                                                                            196,860

TOTAL MUNICIPAL LONG TERM (IDENTIFIED COST $199,266)                                                        196,860
                                                                                                      --------------

                                                                   INTEREST   MATURITY      PRINCIPAL
DESCRIPTION                                                          RATE      DATE           AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (3.70%)

     FIFTH THIRD REPURCHASE AGREEMENT                               1.700%   10/01/2004     2,017,334     2,017,334
     DATED 09/30/04 (Repurchase value $2,017,429                                                      --------------
     collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,017,334)                                                 2,017,334
                                                                                                      --------------

TOTAL INVESTMENTS (99.0%) (IDENTIFIED COST $54,000,947)(4)                                               54,274,135

TOTAL OTHER ASSETS LESS LIABILITIES   (1.0%)                                                                549,191
                                                                                                      --------------

TOTAL NET ASSETS (100.0%)                                                                              $ 54,823,326
                                                                                                      ==============

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2) Security represents a step bond. Rate disclosed is as of September 30, 2004.
(3) Security represents a zero coupon bond.
(4) See "Identified Cost" in Notes to Form N-Q.

SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Accessor Short-Intermediate Fixed-Income Fund

                                                                   INTEREST   MATURITY      PRINCIPAL
DESCRIPTION                                                          RATE      DATE           AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES (1.6%)

ASSET-BACKED SECURITIES (AUTO LOANS) (1.6%)
Falcon Franchise Loan LLC                                           4.856%   01/01/2025        449,819  $   436,048
Lai Vehicle Lease Securities Trust                                  2.580%   10/15/2009        649,448      646,331
                                                                                                       -------------
                                                                                                          1,082,379

TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $1,096,026)                                                1,082,379
                                                                                                       -------------

COLLATERALIZED MORTGAGE OBLIGATIONS (18.1%)

COLLATERALIZED MORTGAGE OBLIGATIONS (18.1%)
Asset Securitization                                                7.100%   08/13/2029      1,009,965    1,055,890
Asset Securitization                                                7.320%   01/13/2030        254,249      256,089
Asset Securitization                                                7.739%   01/13/2030      1,000,000    1,084,885
Comm 2002-FL7 G                                                     3.610%   11/15/2014      1,000,000      999,822
Commercial Mortgage Acceptance                                      6.430%   12/01/2007      1,000,000    1,086,627
CS First Boston Mortgage Securities(5)                              2.095%   12/15/2009     37,793,472      212,588
CS First Boston Mortgage Securities                                 6.380%   12/16/2035      1,000,000    1,107,504
DLJ Mortgage Acceptance                                             8.536%   03/13/2028      1,000,000    1,067,244
Entertainment Properties Trust                                      6.223%   02/15/2018        400,000      424,514
GE Capital Commercial Mortgage                                      6.131%   01/15/2033        655,269      629,610
GMAC  Commercial Mortgage Securities I                              7.222%   07/15/2029      1,000,000    1,134,497
GMAC  Commercial Mortgage Securities I                              7.096%   05/15/2030        250,000      248,001
GMAC  Commercial Mortgage Securities I                              6.974%   08/01/2036        500,000      400,940
Harborview Mortgage Loan Trust                                      2.975%   06/19/2034        374,655      370,697
JP Morgan Commerical Mortgage                                       7.527%   12/26/2028      1,360,000    1,461,392
Merrill Lynch Mortgage Investments                                  6.480%   11/15/2026      1,000,000    1,075,746
                                                                                                       -------------
                                                                                                         12,616,046

TOTAL COLLATERALIZED OBLIGATIONS (IDENTIFIED COST $11,586,440)                                           12,616,046
                                                                                                       -------------

CORPORATE BONDS (33.9%)

FINANCE - BANKING (8.1%)
Am South Bank                                                       6.450%   02/01/2008        300,000      324,768
Bank of America                                                     4.750%   10/15/2006        100,000      103,424
Bank of America                                                     4.700%   03/15/2007        500,000      510,396
Bayerische Landesbank                                               5.875%   12/01/2008        500,000      542,107
Citicorp                                                            7.125%   05/15/2006        200,000      214,307
Citicorp                                                            7.000%   07/01/2007        200,000      219,301
Comerica Bank                                                       7.250%   06/15/2007        300,000      330,392
Doral Financial                                                     7.840%   10/10/2006        400,000      430,531
First Tennessee Bank                                                5.750%   12/01/2008        400,000      429,530
Star Bank NA Cincinnati                                             6.625%   12/15/2006        320,000      346,400
Washington Mutual                                                   7.500%   08/15/2006        500,000      539,679
Washington Mutual                                                   8.250%   04/01/2010        750,000      887,638
Wells Fargo                                                         7.800%   06/15/2010        500,000      517,050
Wells Fargo Financial                                               6.125%   02/15/2006        250,000      261,384
                                                                                                       -------------
                                                                                                          5,656,907

FINANCE-BROKER RELATED BROKERAGE (1.2%)
Salomon                                                             7.125%   10/01/2006        800,000      864,850
                                                                                                       -------------
                                                                                                            864,850

FINANCE - OTHER (7.9%)
AXA Financial                                                       6.500%   04/01/2008        496,000      544,463
Countrywide Funding                                                 5.625%   07/15/2009        800,000      851,618
Dis-Crave-403                                                       6.850%   01/10/2007      1,393,774    1,420,952
Ford Motor Credit                                                   7.600%   08/01/2005        750,000      778,817
Household Finance                                                   7.875%   03/01/2007        200,000      221,331
Household Finance                                                   7.650%   05/15/2007        775,000      850,805
Private Export Funding                                              6.490%   07/15/2007        800,000      866,483
                                                                                                       -------------
                                                                                                          5,534,469

INDUSTRIAL-AUTOMOTIVE (0.7%)
Daimler Chrysler Na Holdings                                        6.100%   10/15/2006        500,000      514,133
                                                                                                       -------------
                                                                                                            514,133

INDUSTRIAL-BASIC (0.1%)
Air Products & Chemicals                                            7.375%   05/01/2005        100,000      102,686
                                                                                                       -------------
                                                                                                            102,686

                                                                   INTEREST   MATURITY      PRINCIPAL
DESCRIPTION                                                          RATE      DATE           AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------
INDUSTRIAL-CAPITAL GOODS (1.8%)
Cargill                                                             6.150%   02/25/2008        650,000      707,225
PPG Industries                                                      6.500%   11/01/2007         75,000       81,745
Thermo Electron                                                     3.250%   11/01/2007        500,000      493,750
                                                                                                       -------------
                                                                                                          1,282,719

INDUSTRIAL-ENERGY (1.9%)
Chevron Trust Fund                                                  8.110%   12/01/2004        125,920      127,061
Northern Natural Gas(1)                                             6.750%   09/15/2008        250,000      277,062
Ocean Energy                                                        7.625%   07/01/2005        845,000      875,075
                                                                                                       -------------
                                                                                                          1,279,198

INDUSTRIAL-OTHER CONSUMER NON-CYCLICALS (3.5%)
Colgate Palmolive                                                   7.840%   05/15/2007        500,000      559,024
Johnson & Johnson                                                   8.720%   11/01/2024        600,000      628,550
McCormick & Company                                                 6.400%   02/01/2006        950,000      997,213
J Seagram & Sons                                                    6.625%   12/15/2005        250,000      256,258
                                                                                                       -------------
                                                                                                          2,441,045

INDUSTRIAL-SERVICES (2.2%)
First Data                                                          4.700%   11/01/2006        500,000      517,809
McDonald's                                                          4.240%   12/13/2006      1,000,000    1,012,250
                                                                                                       -------------
                                                                                                          1,530,059

INDUSTRIAL-RETAILERS (1.6%)
Kohl's                                                              6.700%   02/01/2006        500,000      523,786
Target                                                              5.400%   10/01/2008        555,000      590,101
                                                                                                       -------------
                                                                                                          1,113,887

INDUSTRIAL-TECHNOLOGY (0.8%)
Applied Materials                                                   7.000%   09/06/2005        150,000      156,074
Reynolds & Reynolds                                                 7.000%   12/15/2006        375,000      395,939
                                                                                                       -------------
                                                                                                            552,013

INDUSTRIAL-TELECOMMUNICATIONS-WIRED (0.3%)
Central Telephone                                                   7.040%   09/21/2007        200,000      220,955
                                                                                                       -------------
                                                                                                            220,955

INDUSTRIAL-TRANSPORTATION (0.8%)
Norfolk Southern                                                    7.350%   05/15/2007         87,000       95,168
Norfolk Southern                                                    5.257%   09/17/2014        455,000      461,545
                                                                                                       -------------
                                                                                                            556,713

UTILITIES (3.0%)
Calenergy                                                           7.520%   09/15/2008        105,000      117,790
Commonwealth Edison                                                 8.000%   05/15/2008        600,000      690,810
Consumers Energy                                                    6.250%   09/15/2006        500,000      527,122
Monongahela Power                                                   5.000%   10/01/2006        650,000      672,547
Public Service Electric & Gas                                       6.750%   03/01/2006        100,000      105,529
                                                                                                       -------------
                                                                                                          2,113,798

TOTAL CORPORATE BONDS (IDENTIFIED COST $25,537,955)                                                      23,763,432
                                                                                                       -------------

U.S. GOVERNMENT AND AGENCY SECURITIES (41.6%)

U.S. TREASURY NOTES (3.6%)
U.S. Treasury Notes - TIPS(4)                                       3.375%   01/15/2007      1,000,000    1,266,532
U.S. Treasury Notes(4)                                              3.625%   01/15/2008      1,000,000    1,280,933
                                                                                                       -------------
                                                                                                          2,547,465

FEDERAL AGRICULTURAL MORTGAGE CORPORATION (FAMC) (1.6%)
FAMC                                                                5.900%   03/03/2009      1,000,000    1,090,809
                                                                                                       -------------
                                                                                                          1,090,809

FEDERAL FARM CREDIT CORPORATION (FFCC) (1.0%)
FFCB                                                                3.375%   09/24/2007        200,000      200,036
FFCB                                                                4.000%   08/26/2008        500,000      505,463
                                                                                                       -------------
                                                                                                            705,499

FEDERAL HOME LOAN BANK (FHLB) (23.2%)
FHLB(3)                                                             8.300%   08/26/2005        500,000      520,619
FHLB                                                                2.375%   02/15/2006      1,500,000    1,495,736
FHLB                                                                2.170%   03/27/2006        900,000      893,861
FHLB                                                                2.375%   08/15/2006      2,250,000    2,234,007
FHLB                                                                3.500%   08/15/2006      1,350,000    1,366,933
FHLB                                                                3.000%   11/20/2006      1,000,000    1,001,706
FHLB                                                                5.375%   02/15/2007        325,000      342,016
FHLB                                                                3.500%   05/15/2007      2,000,000    2,020,916
FHLB                                                                4.875%   05/15/2007        830,000      867,210
FHLB                                                                7.325%   05/30/2007        250,000      276,828
FHLB                                                                6.200%   10/10/2007        200,000      217,061
FHLB                                                                2.000%   03/18/2008      1,000,000      995,623
FHLB                                                                2.500%   05/16/2008        200,000      200,173
FHLB(2)                                                             3.000%   05/28/2008        500,000      500,530
FHLB                                                                2.500%   07/30/2008      1,000,000      994,810
FHLB                                                                3.650%   09/22/2008        500,000      499,952
FHLB                                                                4.000%   01/28/2009        395,000      396,636
FHLB                                                                3.000%   02/27/2009        500,000      500,290
FHLB                                                                6.300%   06/21/2011         75,000       79,011

                                                                   INTEREST   MATURITY      PRINCIPAL
DESCRIPTION                                                          RATE      DATE           AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------
FHLB                                                                3.000%   07/23/2013        500,000      495,646
FHLB                                                                5.650%   08/27/2013        250,000      250,000
                                                                                                       -------------
                                                                                                         16,149,564

FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (4.2%)
FHLMC                                                               8.500%   08/01/2006            322          336
FHLMC                                                               4.000%   09/12/2007        400,000      406,028
FHLMC                                                               3.100%   05/27/2008        500,000      495,281
FHLMC                                                               3.000%   01/13/2009      1,000,000      999,117
FHLMC                                                               3.000%   03/16/2009      1,000,000    1,000,499
FHLMC                                                               4.000%   12/15/2009         60,000       59,854
                                                                                                       -------------
                                                                                                          2,961,115

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (7.0%)
FNMA                                                                5.010%   02/14/2007        500,000      504,970
FNMA                                                                5.000%   03/21/2007        400,000      405,018
FNMA                                                                5.350%   04/12/2007      1,000,000    1,015,983
FNMA                                                                3.570%   05/25/2007      1,000,000    1,007,477
FNMA                                                                7.000%   11/01/2007          3,665        3,820
FNMA(2)                                                             3.000%   11/04/2008        550,000      554,440
FNMA                                                                7.000%   12/01/2008         18,828       19,970
FNMA                                                                4.000%   03/03/2009        100,000      100,046
FNMA                                                                5.500%   10/18/2011        600,000      600,732
FNMA                                                                4.167%   01/01/2012        478,037      481,383
FNMA                                                                6.000%   01/18/2012        200,000      201,829
                                                                                                       -------------
                                                                                                          4,895,668

SMALL BUSINESS ADMINISTRATION - PASS-THROUGH-AGENCY (1.0%)
Small Business Administration                                       8.017%   02/10/2010        619,828      695,641
                                                                                                       -------------
                                                                                                            695,641

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (IDENTIFIED COST $28,381,437)                                29,045,761
                                                                                                       -------------



SHORT-TERM INVESTMENTS (3.8%)


     FIFTH THIRD REPURCHASE AGREEMENT                               1.700%   10/01/2004      2,629,286    2,629,286
     DATED 09/30/04 (Repurchase value $2,629,410                                                       -------------
     collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,629,286)                                                 2,629,286
                                                                                                       -------------

TOTAL INVESTMENTS (99.0%) (IDENTIFIED COST $69,231,144)(6)                                               69,136,904

TOTAL OTHER ASSETS LESS LIABILITIES (1.0%)                                                                  724,754
                                                                                                       -------------

TOTAL NET ASSETS (100.0%)                                                                              $ 69,861,658
                                                                                                       =============

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2) Security represents a step bond. Rate disclosed is as of September 30, 2004.
(3) Represents a variable or increasing rate security. Rate disclosed is the current rate as of September 30, 2004.
(4) Represents a Treasury Inflation Protected Security.
(5) Interest only security.
(6) See "Identified Cost" in Notes to Form N-Q.

SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Accessor Mortgage Securities Fund

                                                                   INTEREST   MATURITY      PRINCIPAL
DESCRIPTION                                                          RATE      DATE           AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES (0.3%)

TMS SBA Loan Trust (1999 1-A)(2)                                    2.300%    7/15/2025       474,683     $ 471,209
                                                                                                      --------------

TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $474,645)                                                    471,209
                                                                                                      --------------

PROJECT LOANS (0.0%)

Merrill Lynch 42                                                    7.430%   09/01/2022        12,277        13,010
                                                                                                      --------------

TOTAL PROJECT LOANS (IDENTIFIED COST $12,545)                                                                13,010
                                                                                                      --------------

COLLATERALIZED MORTGAGE OBLIGATIONS (11.6%)

Bank of America Alternative Loan Trust (2003-2 CB1)                 5.750%   04/25/2033       857,836       888,119
Bank of America Alternative Loan Trust (2003-10 6A2)                5.500%   12/25/2018       351,083       358,073
Bank of America Alternative Loan Trust (2003-11 5A1)                5.500%   01/25/2019       773,404       776,618
Bank of America Alternative Loan Trust (2004-3 4A1)                 5.000%   04/25/2019       469,312       481,670
Countrywide Alternative Loan Trust (2004-J2 2A1)                    6.500%   03/25/2034       365,108       379,010
Countrywide Alternative Loan Trust (2003-22CB 2A1)                  5.000%   12/25/2018     1,409,005     1,445,735
Citigroup Mortgage Loan Trust, Inc. (2003-UP3 A2)                   7.000%   09/25/2033     1,223,054     1,260,992
Fannie Mae Strip (329:1)(4)                                         0.000%   01/01/2033       766,478       613,258
Fannie Mae Strip (346:1)(4)                                         0.000%   12/01/2033     1,347,450     1,064,169
Fannie Mae Strip (346:2)(1)                                         5.500%   11/01/2033     1,347,450       305,040
Fannie Mae Strip (350:1)(4)                                         0.000%   02/01/2034     1,390,882     1,095,862
Fannie Mae Strip (2003-71)(1)                                       5.500%   08/25/2033       753,071       161,810
Freddie Mac (2494:CF)                                               5.500%   09/15/2017       500,000       519,685
Freddie Mac (2498:PE)                                               5.500%   09/15/2017     1,200,000     1,247,521
Freddie Mac (2564:BQ)                                               5.500%   10/15/2017       900,000       938,392
GMAC Mortgage Loan Trust (1999-C3 A2)                               7.179%   08/15/2036       787,825       889,509
GS Mortgage Loan Trust (2002-8F 3AB1)                               6.500%   09/25/2032       218,061       217,767
GS Mortgage Loan Trust (2003-13 1A1)                                4.531%   10/25/2033     2,049,646     2,018,329
Residential Accredit Loans Incorporated  (2003-QS4  A6)(1)          6.000%   03/25/2033       436,543        67,613
Residential Accredit Loans Incorporated  (2003-QS20  CB)(1)         5.000%   11/25/2018     1,906,677     1,915,780
Residential Accredit Loans Incorporated  (2003-QS23 A1)(1)          5.000%   12/26/2018     1,768,691     1,731,348
Residential Accredit Loans Incorporated  (2003-QS2 CB)(1)           5.750%   02/25/2034     1,144,729     1,164,046
                                                                                                      --------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (IDENTIFIED COST $19,637,422)                                                                         19,540,346
                                                                                                      --------------

U.S. GOVERNMENT AGENCY BONDS (84.3%)

FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (18.6%)
FHLMC                                                               4.500%   01/01/2010       414,987       420,729
FHLMC                                                               6.000%   08/01/2012       127,723       134,122
FHLMC                                                               6.000%   09/01/2012        22,997        24,149
FHLMC                                                               6.000%   12/01/2012        36,730        38,570
FHLMC                                                               6.000%   01/01/2013         8,329         8,746
FHLMC                                                               6.000%   02/01/2013        27,565        28,962
FHLMC                                                               6.000%   03/01/2013        87,928        92,334
FHLMC                                                               6.000%   04/01/2013       375,554       394,592
FHLMC                                                               6.000%   05/01/2013         8,474         8,903
FHLMC                                                               6.000%   08/01/2013       139,083       146,133
FHLMC                                                               6.000%   09/01/2013       135,175       142,027
FHLMC                                                               6.000%   11/01/2013       195,640       205,370
FHLMC                                                               5.500%   12/01/2013        77,813        80,760
FHLMC                                                               6.000%   12/01/2013         8,697         9,138
FHLMC                                                               5.500%   02/01/2014         8,096         8,403
FHLMC                                                               5.500%   03/01/2014       194,913       202,133
FHLMC                                                               5.500%   04/01/2014        10,869        11,272
FHLMC                                                               6.000%   04/01/2014       321,977       338,076
FHLMC                                                               5.500%   05/01/2014        10,942        11,347
FHLMC                                                               6.000%   05/01/2014       206,733       217,070
FHLMC                                                               6.000%   07/01/2014        30,595        32,125
FHLMC                                                               7.500%   09/01/2014        50,053        53,220
FHLMC                                                               7.000%   06/01/2015         5,281         5,602
FHLMC                                                               7.500%   07/01/2015         3,815         4,056
FHLMC                                                               6.000%   05/01/2016        18,028        18,925
FHLMC                                                               6.000%   06/01/2016        80,372        84,288
FHLMC                                                               5.500%   02/15/2017       600,000       619,872
FHLMC                                                               5.000%   08/01/2017       122,002       124,272
FHLMC                                                               5.500%   08/01/2017       404,735       418,986
FHLMC                                                               5.500%   09/01/2017        26,518        27,452
FHLMC                                                               6.000%   09/01/2017        12,759        13,380
FHLMC                                                               5.000%   10/01/2017       390,293       397,553
FHLMC                                                               5.000%   11/01/2017       290,520       295,924
FHLMC                                                               5.500%   11/01/2017        53,270        55,145
FHLMC                                                               5.000%   01/01/2018       255,329       260,079
FHLMC                                                               5.500%   02/01/2018       900,974       931,262
FHLMC                                                               5.000%   03/01/2018        39,306        40,005
FHLMC                                                               5.000%   04/01/2018       175,901       179,030

                                                                    COUPON    DELIVERY      PRINCIPAL
DESCRIPTION                                                          RATE      DATE           AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------
FHLMC                                                               6.500%   04/01/2018        66,289        69,947
FHLMC                                                               5.000%   05/01/2018     1,666,198     1,696,115
FHLMC                                                               5.000%   06/01/2018       840,135       855,115
FHLMC                                                               5.000%   07/01/2018        34,602        35,217
FHLMC                                                               4.500%   08/01/2018     1,683,384     1,681,817
FHLMC                                                               9.000%   09/01/2018        31,841        34,316
FHLMC                                                               4.500%   11/01/2018       827,286       826,516
FHLMC                                                               4.500%   12/01/2018       747,414       746,718
FHLMC                                                               6.000%   12/01/2018       155,890       162,643
FHLMC                                                               4.500%   01/01/2019       428,227       427,829
FHLMC                                                               6.000%   02/01/2019        57,268        59,710
FHLMC                                                               4.500%   03/01/2019     1,965,045     1,960,737
FHLMC                                                               4.500%   04/01/2019     2,226,799     2,220,945
FHLMC                                                               5.500%   09/01/2019     2,491,139     2,576,182
FHLMC                                                               6.000%   07/01/2022       363,601       378,659
FHLMC                                                               7.000%   06/01/2024           445           475
FHLMC                                                               8.000%   07/01/2024        98,468       107,672
FHLMC                                                               8.000%   08/01/2024        14,391        15,737
FHLMC                                                               8.000%   06/01/2025            89            98
FHLMC                                                               8.000%   07/01/2025        94,417       103,324
FHLMC                                                               8.000%   09/01/2025           853           934
FHLMC                                                               8.000%   11/01/2025         2,448         2,679
FHLMC                                                               8.000%   12/01/2025         9,169        10,033
FHLMC                                                               8.000%   01/01/2026           745           815
FHLMC                                                               7.000%   05/01/2026        27,845        29,717
FHLMC                                                               8.000%   06/01/2026        22,038        24,105
FHLMC                                                               7.000%   09/01/2027         1,688         1,795
FHLMC                                                               5.500%   01/01/2029        77,132        78,708
FHLMC                                                               6.000%   01/01/2029       179,909       186,415
FHLMC                                                               6.000%   02/01/2029       244,413       253,252
FHLMC                                                               7.000%   04/01/2029        10,368        11,014
FHLMC(3)                                                            6.000%   05/01/2029       287,281       297,483
FHLMC                                                               7.000%   07/01/2029        75,683        80,398
FHLMC                                                               7.000%   10/01/2029       133,359       141,667
FHLMC                                                               7.000%   11/01/2029        66,641        70,792
FHLMC                                                               7.000%   12/01/2029         5,625         5,976
FHLMC(3)                                                            7.000%   01/01/2030        97,601       103,681
FHLMC                                                               7.000%   04/01/2030           763           809
FHLMC                                                               7.000%   09/01/2030        39,526        41,962
FHLMC                                                               7.000%   10/01/2030        13,468        14,298
FHLMC                                                               7.500%   10/01/2030         2,484         2,667
FHLMC                                                               7.000%   11/01/2030        23,617        25,072
FHLMC                                                               7.000%   05/01/2031        65,792        69,829
FHLMC                                                               7.000%   06/01/2031        27,612        29,306
FHLMC                                                               7.000%   07/01/2031        36,771        39,027
FHLMC                                                               7.000%   08/01/2031         3,889         4,127
FHLMC                                                               7.000%   09/01/2031        64,043        67,972
FHLMC                                                               7.000%   10/01/2031         2,775         2,945
FHLMC                                                               7.000%   11/01/2031        69,195        73,441
FHLMC                                                               6.000%   01/01/2032        77,150        79,831
FHLMC                                                               5.500%   02/01/2032        55,145        56,117
FHLMC                                                               5.500%   04/01/2032       293,621       298,489
FHLMC                                                               7.000%   04/01/2032        24,749        26,264
FHLMC                                                               7.000%   05/01/2032       589,315       625,303
FHLMC                                                               6.500%   07/01/2032     1,721,549     1,807,391
FHLMC                                                               7.000%   07/01/2032        21,449        22,758
FHLMC                                                               6.500%   08/01/2032       378,072       396,923
FHLMC                                                               6.000%   02/01/2033       672,587       695,693
FHLMC                                                               5.500%   03/01/2033       491,991       499,804
FHLMC                                                               6.000%   03/01/2033        79,812        82,554
FHLMC                                                               5.500%   04/01/2033        29,113        29,575
FHLMC                                                               5.500%   05/01/2033        32,693        33,212
FHLMC                                                               5.500%   06/01/2033       280,686       285,143
FHLMC                                                               5.500%   08/01/2033       381,047       387,099
FHLMC                                                               5.500%   09/01/2033       393,678       399,930
FHLMC                                                               7.000%   09/01/2033        98,424       104,434
FHLMC                                                               5.500%   10/01/2033       259,077       263,191
FHLMC                                                               5.500%   11/01/2033       619,906       629,751
FHLMC                                                               6.000%   11/01/2033        89,073        92,131
FHLMC                                                               5.500%   02/01/2034       307,219       311,811
FHLMC                                                               6.000%   02/01/2034       367,915       380,427
FHLMC                                                               6.000%   05/01/2034       137,611       142,291
FHLMC                                                               5.500%   06/01/2034     1,879,585     1,907,677
                                                                                                      --------------
                                                                                                         31,272,502

                                                                    COUPON    DELIVERY      PRINCIPAL
DESCRIPTION                                                          RATE      DATE           AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (55.9%)
FNMA                                                                6.00%    11/01/2008        52,105        54,726
FNMA                                                                8.00%    10/01/2009        32,147        33,286
FNMA                                                                6.50%    02/01/2012        35,905        38,074
FNMA                                                                6.00%    05/01/2013        96,189       101,114
FNMA                                                                6.00%    07/01/2013         8,564         9,002
FNMA                                                                6.00%    08/01/2013        25,314        26,610
FNMA                                                                6.50%    10/01/2013        67,167        71,225
FNMA                                                                6.00%    11/01/2013        61,337        64,478
FNMA                                                                6.00%    12/01/2013       158,055       166,126
FNMA                                                                6.00%    01/01/2014       116,274       122,220
FNMA                                                                6.00%    02/01/2014        40,454        42,502
FNMA                                                                6.00%    03/01/2014        43,944        46,168
FNMA                                                                6.00%    04/01/2014        19,678        20,666
FNMA                                                                6.00%    05/01/2014        63,277        66,455
FNMA                                                                6.00%    06/01/2014        24,759        26,009
FNMA                                                                5.50%    07/01/2014       127,421       132,387
FNMA                                                                6.00%    07/01/2014         4,685         4,920
FNMA                                                                6.00%    08/01/2014        10,027        10,530
FNMA                                                                8.00%    08/01/2014       103,403       107,341
FNMA                                                                6.00%    11/01/2014       152,034       159,671
FNMA                                                                6.00%    04/01/2016         4,548         4,772
FNMA                                                                6.00%    05/01/2016       148,207       155,512
FNMA                                                                6.50%    05/01/2016        83,500        88,456
FNMA                                                                6.50%    06/01/2016        27,940        29,598
FNMA                                                                6.00%    07/01/2016       539,639       566,235
FNMA                                                                6.50%    07/01/2016        88,236        93,474
FNMA                                                                6.00%    09/01/2016        21,536        22,597
FNMA                                                                6.50%    09/01/2016       107,596       113,983
FNMA                                                                6.00%    11/01/2016       139,778       146,667
FNMA                                                                6.00%    12/01/2016       757,210       794,529
FNMA                                                                6.00%    01/01/2017        13,252        13,905
FNMA                                                                6.00%    02/01/2017        52,316        54,894
FNMA                                                                5.50%    05/01/2017       367,149       380,286
FNMA                                                                6.00%    05/01/2017       114,613       120,257
FNMA                                                                6.00%    06/01/2017        51,243        53,767
FNMA                                                                6.00%    08/01/2017         6,938         7,280
FNMA                                                                5.50%    09/01/2017       718,493       744,202
FNMA                                                                5.00%    11/01/2017       241,349       245,885
FNMA                                                                6.00%    11/01/2017        81,502        85,518
FNMA                                                                5.50%    12/01/2017       424,004       439,177
FNMA                                                                4.50%    01/01/2018       144,170       144,239
FNMA                                                                5.00%    02/01/2018       163,212       166,166
FNMA                                                                5.50%    02/01/2018       873,782       904,756
FNMA                                                                5.50%    03/01/2018       326,081       337,531
FNMA                                                                6.00%    03/01/2018       139,381       146,251
FNMA                                                                4.50%    04/01/2018       692,722       692,346
FNMA                                                                4.50%    05/01/2018       642,371       642,106
FNMA                                                                5.00%    05/01/2018       747,611       761,142
FNMA                                                                5.50%    05/01/2018        25,408        26,318
FNMA                                                                6.00%    05/01/2018       655,791       688,111
FNMA                                                                6.50%    05/01/2018       144,304       152,228
FNMA                                                                4.00%    06/01/2018       509,176       497,452
FNMA                                                                4.50%    06/01/2018        85,825        85,776
FNMA                                                                4.00%    07/01/2018     1,255,527     1,226,619
FNMA                                                                4.50%    07/01/2018        61,324        61,289
FNMA                                                                4.00%    08/01/2018       930,406       908,983
FNMA                                                                4.50%    08/01/2018       169,859       169,762
FNMA                                                                5.00%    08/01/2018       150,572       153,297
FNMA                                                                5.50%    08/01/2018       640,295       662,779
FNMA                                                                6.00%    08/01/2018       100,203       104,649
FNMA                                                                4.00%    09/01/2018       723,206       706,554
FNMA                                                                4.50%    09/01/2018       952,687       952,145
FNMA                                                                5.00%    09/01/2018     1,289,874     1,313,219
FNMA                                                                4.50%    10/01/2018       608,398       608,052
FNMA                                                                5.00%    10/01/2018     1,768,858     1,800,873
FNMA                                                                4.50%    11/01/2018        90,916        90,864
FNMA                                                                5.00%    11/01/2018     1,925,423     1,960,271
FNMA                                                                5.50%    11/01/2018        22,881        23,684
FNMA                                                                4.50%    12/01/2018     2,160,797     2,159,567
FNMA                                                                4.50%    01/01/2019     3,292,484     3,290,185
FNMA                                                                5.50%    01/01/2019       875,615       906,362
FNMA                                                                6.00%    01/01/2019        94,069        98,705
FNMA                                                                4.50%    02/01/2019       476,706       476,435
FNMA                                                                4.50%    04/01/2019     1,243,227     1,241,845
FNMA                                                                5.50%    04/01/2019       392,293       406,330
FNMA                                                                4.00%    05/01/2019     1,179,989     1,151,443
FNMA                                                                5.50%    06/01/2019       329,029       340,582
FNMA                                                                5.50%    07/01/2019     1,686,827     1,745,467
FNMA                                                                5.50%    08/01/2019     5,893,871     6,098,759
FNMA                                                                8.00%    05/01/2022        25,912        27,501
FNMA                                                                7.50%    08/01/2023        22,287        24,015
FNMA                                                                5.00%    06/01/2024     1,868,979     1,875,302
FNMA                                                                6.50%    11/01/2024        78,019        82,337

                                                                    COUPON    DELIVERY      PRINCIPAL
DESCRIPTION                                                          RATE      DATE           AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------
FNMA                                                                7.00%    10/01/2025        53,989        57,500
FNMA                                                                7.50%    02/01/2026        39,918        42,974
FNMA                                                                7.00%    09/01/2026        29,798        31,736
FNMA                                                                7.50%    09/01/2026        51,922        55,831
FNMA                                                                7.00%    04/01/2027        23,024        24,481
FNMA                                                                7.50%    05/01/2027         6,038         6,481
FNMA                                                                7.50%    11/01/2027        24,695        26,508
FNMA                                                                7.50%    12/01/2027        97,619       104,788
FNMA                                                                7.50%    01/01/2028         3,134         3,369
FNMA                                                                7.50%    02/01/2028        24,094        25,946
FNMA                                                                6.00%    01/01/2029        62,740        65,115
FNMA                                                                6.50%    03/01/2029       302,328       317,856
FNMA                                                                7.00%    03/01/2029        22,293        23,690
FNMA                                                                6.50%    04/01/2029        75,861        79,722
FNMA                                                                7.00%    04/01/2029       153,595       163,127
FNMA                                                                7.00%    05/01/2029       118,731       126,099
FNMA                                                                6.50%    07/01/2029        59,575        62,609
FNMA                                                                7.00%    07/01/2029        16,208        17,214
FNMA                                                                7.50%    09/01/2029       251,435       269,575
FNMA                                                                6.00%    10/01/2029       218,156       226,433
FNMA                                                                7.00%    11/01/2029        15,903        16,890
FNMA                                                                7.00%    12/01/2029        19,683        20,904
FNMA                                                                7.00%    01/01/2030        35,185        37,343
FNMA                                                                6.50%    02/01/2030        50,424        52,927
FNMA                                                                7.00%    02/01/2030       145,821       154,838
FNMA                                                                7.00%    03/01/2030         7,652         8,121
FNMA                                                                7.00%    11/01/2030         4,080         4,330
FNMA                                                                6.50%    12/01/2030        16,044        16,840
FNMA                                                                7.00%    12/01/2030        89,875        95,388
FNMA                                                                7.00%    01/01/2031        30,209        32,055
FNMA                                                                6.50%    05/01/2031       107,009       112,486
FNMA                                                                7.00%    06/01/2031       142,005       150,684
FNMA                                                                7.00%    07/01/2031       155,565       165,072
FNMA                                                                7.00%    08/01/2031        86,695        91,993
FNMA                                                                6.50%    09/01/2031        36,168        37,964
FNMA                                                                7.00%    09/01/2031       143,605       152,381
FNMA                                                                6.50%    10/01/2031        98,988       103,903
FNMA                                                                7.00%    10/01/2031        67,613        71,761
FNMA                                                                6.50%    11/01/2031         6,198         6,506
FNMA                                                                6.50%    12/01/2031       160,339       168,300
FNMA                                                                7.50%    12/01/2031        34,790        37,289
FNMA                                                                7.00%    01/25/2032       446,861       477,798
FNMA                                                                6.00%    02/01/2032        76,737        79,542
FNMA                                                                6.50%    03/01/2032        35,634        37,404
FNMA                                                                6.50%    04/01/2032        70,004        73,481
FNMA                                                                7.00%    05/01/2032        41,914        44,463
FNMA                                                                6.50%    07/01/2032       527,439       553,636
FNMA                                                                6.50%    08/01/2032       117,193       123,014
FNMA                                                                7.00%    08/01/2032       122,102       129,529
FNMA                                                                6.50%    09/01/2032       107,323       112,653
FNMA                                                                6.50%    11/01/2032        46,507        48,817
FNMA                                                                6.00%    12/01/2032        44,083        45,680
FNMA                                                                6.50%    01/01/2033        38,806        40,732
FNMA                                                                6.00%    02/01/2033        25,838        26,774
FNMA                                                                6.00%    03/01/2033        30,632        31,742
FNMA                                                                5.50%    04/01/2033     3,254,167     3,304,389
FNMA                                                                6.00%    05/01/2033        43,746        45,328
FNMA                                                                5.00%    06/01/2033       566,205       561,695
FNMA                                                                5.50%    06/01/2033       600,049       609,309
FNMA                                                                5.50%    07/01/2033     2,331,620     2,367,604
FNMA                                                                5.50%    08/01/2033     1,183,010     1,201,268
FNMA                                                                5.00%    09/01/2033       270,474       268,319
FNMA                                                                5.50%    09/01/2033     3,246,401     3,296,503
FNMA                                                                5.00%    10/01/2033     3,107,331     3,082,581
FNMA                                                                5.50%    10/01/2033     5,052,408     5,130,382
FNMA                                                                5.00%    11/01/2033        29,303        29,070
FNMA                                                                5.50%    11/01/2033     1,565,235     1,589,391
FNMA                                                                5.00%    12/01/2033       999,207       991,248
FNMA                                                                5.50%    12/01/2033       880,711       894,303
FNMA                                                                5.50%    01/01/2034       856,922       870,147
FNMA                                                                4.50%    03/01/2034     1,811,693     1,749,202
FNMA                                                                5.00%    03/01/2034    10,697,814    10,612,605
FNMA                                                                5.50%    03/01/2034       937,112       951,574
FNMA                                                                5.00%    04/01/2034     1,271,426     1,261,299
FNMA                                                                5.50%    04/01/2034     1,437,760     1,458,583
FNMA                                                                5.00%    05/01/2034       992,864       983,663
FNMA                                                                5.00%    05/01/2034     1,205,573     1,195,971
FNMA                                                                5.50%    05/01/2034       484,393       491,409
FNMA                                                                5.00%    06/01/2034        34,549        34,274
FNMA                                                                5.00%    07/01/2034       198,864       197,021
FNMA                                                                5.50%    07/01/2034     1,962,195     1,990,613
FNMA                                                                6.00%    07/01/2034       992,246     1,027,840
FNMA                                                                5.50%    09/01/2034     1,600,000     1,623,173
                                                                                                      --------------
                                                                                                         94,289,859

                                                                    COUPON    DELIVERY      PRINCIPAL
DESCRIPTION                                                          RATE      DATE           AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (9.8%)
GNMA                                                                7.25%    04/15/2006         7,455         7,479
GNMA                                                                5.50%    04/15/2014       141,037       147,535
GNMA                                                                6.00%    04/15/2014       262,642       277,934
GNMA                                                                6.50%    08/15/2014        16,201        17,233
GNMA                                                                8.00%    08/15/2016        19,550        21,381
GNMA                                                                6.00%    12/15/2016       365,914       386,771
GNMA                                                                8.00%    03/15/2017         2,724         2,983
GNMA                                                                8.00%    04/15/2017        15,842        17,345
GNMA                                                                7.50%    12/15/2022       112,646       121,981
GNMA                                                                7.50%    05/15/2023        51,718        55,992
GNMA                                                                6.50%    10/15/2023        40,461        42,975
GNMA                                                                6.50%    11/15/2023       136,933       145,440
GNMA                                                                6.50%    12/15/2023       414,497       440,247
GNMA                                                                6.50%    01/15/2024       213,166       226,202
GNMA                                                                6.50%    02/15/2024       120,473       127,841
GNMA                                                                6.50%    03/15/2024        42,121        44,697
GNMA                                                                6.50%    04/15/2024       316,422       335,773
GNMA                                                                6.50%    03/15/2026        27,543        29,187
GNMA                                                                6.50%    04/15/2026        33,707        35,719
GNMA                                                                6.50%    05/15/2026         7,592         8,045
GNMA                                                                8.00%    09/20/2026       121,364       132,505
GNMA                                                                7.50%    09/15/2027        21,525        23,218
GNMA                                                                6.00%    02/20/2029       304,353       316,036
GNMA                                                                6.50%    03/15/2029        49,820        52,691
GNMA                                                                7.50%    10/15/2029        37,233        40,127
GNMA                                                                6.50%    11/15/2031       104,717       110,613
GNMA                                                                6.00%    12/15/2031        33,709        35,024
GNMA                                                                6.50%    09/15/2032         9,382         9,909
GNMA                                                                5.50%    12/15/2032     1,824,291     1,861,043
GNMA                                                                6.00%    01/15/2033       118,680       123,226
GNMA                                                                6.50%    03/15/2033        28,705        30,317
GNMA                                                                5.50%    05/15/2033       270,336       275,592
GNMA                                                                5.50%    06/15/2033     2,279,085     2,323,397
GNMA                                                                6.00%    07/15/2033       420,004       436,093
GNMA                                                                5.50%    08/15/2033       475,930       485,183
GNMA                                                                5.00%    10/15/2033       824,111       822,070
GNMA                                                                5.50%    12/15/2033     1,225,249     1,249,541
GNMA                                                                6.00%    01/15/2034       397,228       412,346
GNMA                                                                6.00%    03/20/2034     2,801,924     2,904,194
GNMA                                                                6.00%    06/20/2034     1,186,219     1,229,516
GNMA                                                                6.50%    06/20/2034       392,563       413,759
GNMA                                                                6.00%    07/20/2034       695,199       720,574
                                                                                                      --------------
                                                                                                         16,499,734

TOTAL U.S. GOVERNMENT AGENCY BONDS (IDENTIFIED COST $140,516,702)                                       142,062,095
                                                                                                      --------------

                                                                   INTEREST   MATURITY      PRINCIPAL
                                                                     RATE       DATE         AMOUNT        VALUE
                                                                  --------------------------------------------------

SHORT-TERM INVESTMENTS (2.3%)

     FIFTH THIRD REPURCHASE AGREEMENT                               1.700%   10/01/2004     3,899,596     3,899,596
     DATED 09/30/04 (Repurchase value $3,899,780
     collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $3,899,596)                                                 3,899,596
                                                                                                      --------------

TOTAL INVESTMENTS (98.5%) (IDENTIFIED COST $164,540,910)(5)                                             165,986,256

TOTAL OTHER ASSETS LESS LIABILITIES  (1.5%)                                                               2,496,306
                                                                                                      --------------

TOTAL NET ASSETS (100.0%)                                                                             $ 168,482,562
                                                                                                      ==============

FORWARD COMMITMENTS

                                                                    COUPON    DELIVERY      PRINCIPAL
AGENCY                                                               RATE      DATE           AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------
TBA PURCHASE COMMITMENTS AT SEPTEMBER 30, 2004
   (COST PAYABLE $91,454,016)

FNMA 15 YR TBA                                                      4.00%    10/19/2004     1,700,000     1,656,438
FNMA 15 YR TBA                                                      5.00%    10/19/2004     6,000,000     6,093,750
FNMA GOLD 15 YR TBA                                                 5.00%    10/19/2004     5,650,000     5,736,513
FNMA 30 YR TBA                                                      4.50%    10/14/2004     2,100,000     2,021,905
FNMA 30 YR TBA                                                      5.00%    10/14/2004    11,800,000    11,674,625
FNMA 30 YR TBA                                                      5.50%    10/14/2004    21,700,000    21,984,921
FNMA 30 YR TBA                                                      6.00%    10/14/2004     6,300,000     6,514,591
FNMA 30 YR TBA                                                      6.50%    10/14/2004    15,900,000    16,675,125
FNMA 30 YR TBA                                                      6.00%    11/15/2004     4,800,000     4,945,498
FNMA GOLD 30 YR TBA                                                 5.00%    10/14/2004    13,800,000    13,662,000
GNMA 30YR TBA                                                       6.50%    10/21/2004       500,000       527,031
                                                                                                      --------------
                                                                                                         91,492,397
                                                                                                      ==============
TBA SALE COMMITMENTS AT SEPTEMBER 30, 2004
   (PROCEEDS RECEIVABLE $85,530,976)

FNMA 15 YR TBA                                                      5.00%    10/14/2004    (3,800,000)   (3,859,375)
FNMA 15 YR TBA                                                      4.50%    10/19/2004    (8,000,000)   (7,970,000)
FNMA 15 YR TBA                                                      5.50%    10/19/2004   (12,400,000)  (12,810,750)
FNMA GOLD 15 YR TBA                                                 5.00%    10/19/2004    (5,400,000)   (5,482,685)
FNMA GOLD 15 YR TBA                                                 5.50%    10/19/2004    (3,100,000)   (3,200,750)
FNMA 30 YR TBA                                                      5.00%    10/14/2004   (20,800,000)  (20,579,000)
FNMA 30 YR TBA                                                      5.50%    10/14/2004   (19,500,000)  (19,755,937)
FNMA 30 YR TBA                                                      6.00%    10/14/2004    (5,300,000)   (5,480,529)
FNMA GOLD 30 YR TBA                                                 5.50%    10/14/2004      (500,000)     (506,719)
FNMA GOLD 30 YR TBA                                                 6.00%    10/14/2004    (1,000,000)   (1,032,500)
GNMA 30 YR TBA                                                      6.00%    10/21/2004    (4,600,000)   (4,766,750)
                                                                                                      --------------
                                                                                                        (85,444,996)
                                                                                                      ===============


WRITTEN OPTION ACTIVITY                                                      NUMBER OF       CONTRACT
                                                                             CONTRACTS       PREMIUMS

                                                                            -------------------------
Options Outstanding at Beginning of Year                                      1,125,085       127,017
Optons Sold                                                                      188          206,577
Options Exercised or Cancelled Prior to Exercise                             (1,125,257)     (322,996)
Options Expired                                                                   0                 -
                                                                            --------------------------
Options Outstanding at End of Period                                              16           10,598
                                                                            ==========================

CALL OPTIONS WRITTEN                                              NUMBER OF                EXPIRATION
                                                                  CONTRACTS    PRICE          DATE         VALUE
                                                                ----------------------------------------------------
10 Year U.S. Treasury Note                                          8,000        114       12/18/2004        (7,000)

PUT OPTIONS WRITTEN

10 Year U.S. Treasury Note                                          8,000        107       12/18/2004        (1,624)



OUTSTANDING FUTURES CONTRACTS                                                                          UNREALIZED
                                                                            UNITS PER   CONTRACT      APPRECIATION/
                                                   EXPIRATION   CONTRACTS   CONTRACT      VALUE       (DEPRECIATION)
                                                  ------------------------------------------------------------------
2 Year U.S. Treasury Note Future (Sell)            12/30/2004     80          1,000     8,412,320            90,515
5 Year U.S. Treasury Note Future (Sell)            12/30/2004     11          1,000     1,218,250            (9,902)
10 Year U.S. Treasury Note Future (Sell)           12/30/2004     57          1,000     6,419,625           (45,863)
Long Bond Future (Buy)                             12/30/2004     19          1,000     2,132,161           (24,390)
                                                                                                      --------------
                                                                                                         $   10,360
                                                                                                      ==============

(1) Interest only security.
(2) Represents a variable or increasing rate security. Rate disclosed is the current rate as of September 30, 2004.
(3) Security has been segregated as collateral to cover margin requirements for open futures contracts as of September 30, 2004.
(4) Principal only security.
(5) See "Identified Cost" in Notes to Form N-Q.

SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Accessor U.S. Government Money Fund

                                                                   INTEREST   MATURITY      PRINCIPAL
DESCRIPTION                                                          RATE       DATE         AMOUNT           VALUE
-------------------------------------------------------------------------------------------------------------------------

U.S. AGENCY BONDS (79.5%)

FEDERAL HOME LOAN BANK (FHLB) (21.7%)
FHLB                                                                1.735%   10/22/2004    40,000,000          39,959,516
FHLB                                                                1.821%   12/01/2004    60,000,000          60,000,000
FHLB                                                                1.325%   02/23/2005    25,000,000          25,000,000
FHLB                                                                1.440%   03/02/2005    25,000,000          25,000,000
FHLB                                                                1.400%   03/16/2005    25,000,000          25,000,000
FHLB                                                                1.400%   04/01/2005    25,000,000          25,000,000
FHLB                                                                1.500%   05/04/2005    25,000,000          25,000,000
FHLB                                                                2.280%   08/15/2005    25,000,000          25,000,000
FHLB                                                                2.270%   09/30/2005    25,000,000          25,000,000
                                                                                                      --------------------
                                                                                                              274,959,516

FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (21.2%)
FHLMC                                                               1.440%   10/05/2004    20,000,000          19,996,800
FHLMC                                                               1.510%   10/12/2004    40,000,000          39,981,544
FHLMC                                                               1.556%   10/19/2004    25,000,000          24,980,550
FHLMC                                                               1.580%   10/26/2004    40,000,000          39,956,111
FHLMC                                                               1.605%   11/09/2004    15,500,000          15,473,049
FHLMC                                                               1.640%   11/16/2004    40,000,000          39,916,178
FHLMC                                                               1.740%   12/07/2004    40,000,000          39,870,467
FHLMC                                                               1.890%   12/13/2004    9,567,000            9,530,334
FHLMC                                                               1.720%   12/31/2004    40,000,000          39,826,089
                                                                                                      --------------------
                                                                                                              269,531,122

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (36.6%)
FNMA                                                                1.750%   11/01/2004    40,000,000          39,939,722
FNMA                                                                1.470%   10/06/2004    20,000,000          19,995,917
FNMA                                                                1.720%   10/08/2004    40,000,000          39,986,622
FNMA                                                                1.560%   10/20/2004    40,000,000          39,967,067
FNMA                                                                1.580%   10/27/2004    40,000,000          39,954,356
FNMA                                                                1.580%   11/03/2004    40,000,000          39,942,067
FNMA                                                                1.620%   11/10/2004    35,101,000          35,037,818
FNMA                                                                1.670%   11/17/2004    28,780,000          28,717,252
FNMA                                                                1.660%   11/24/2004    40,000,000          39,900,400
FNMA                                                                1.810%   11/29/2004    14,200,000          14,157,877
FNMA                                                                1.700%   12/01/2004    40,000,000          39,884,778
FNMA                                                                1.840%   12/08/2004    21,399,000          21,324,627
FNMA                                                                1.790%   12/15/2004    40,000,000          39,850,833
FNMA                                                                1.270%   04/25/2005    25,000,000          25,000,000
                                                                                                      --------------------
                                                                                                              463,659,336

TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $1,008,149,974)                                                    1,008,149,974
                                                                                                      --------------------

SHORT-TERM INVESTMENTS (20.6%)

     FIFTH THIRD REPURCHASE AGREEMENT                               1.700%   10/01/2004    31,834,069          31,834,069
     DATED 09/30/04 (Repurchase value $31,835,572
     collateralized by U.S. Government Agency Securities)

     WARBURG DILLON REED REPURCHASE AGREEMENT                       1.800%   10/01/2004   230,000,000         230,000,000
                                                                                                      --------------------
     DATED 09/30/04 (Repurchase value $230,011,500
     collateralized by U.S. Government Agency Securities)


TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $261,834,069)                                                   261,834,069
                                                                                                      --------------------

TOTAL INVESTMENTS (100.1%) (IDENTIFIED COST $1,269,984,043)(1)                                              1,269,984,043

TOTAL LIABILITIES LESS OTHER ASSETS (-0.1%)                                                                      (979,856)
                                                                                                      --------------------

TOTAL NET ASSETS (100.0%)                                                                                   1,269,004,187
                                                                                                       ===================


(1) See "Identified Cost" in Notes to Form N-Q.

SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Accessor Limited Duration U.S. Government Fund

                                                                   INTEREST   MATURITY      PRINCIPAL
DESCRIPTION                                                          RATE       DATE         AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------
U.S. AGENCY BONDS (93.2%)

FEDERAL FARM CREDIT BANK (FFCB) (2.0%)
FFCB                                                                6.700%   09/13/2005       200,000   $   208,340
FFCB                                                                1.850%   06/26/2006     1,000,000       984,801
                                                                                                      --------------
                                                                                                          1,193,141

FEDERAL HOME LOAN BANK (FHLB) (36.4%)
FHLB                                                                2.125%   12/15/2004     1,695,000     1,689,381
FHLB                                                                7.990%   01/19/2005       900,000       916,268
FHLB                                                                4.570%   02/15/2005       300,000       306,644
FHLB                                                                1.480%   02/24/2005       750,000       748,578
FHLB                                                                1.350%   03/23/2005     2,000,000     1,992,556
FHLB                                                                4.375%   04/15/2005     1,105,000     1,115,065
FHLB                                                                4.080%   05/06/2005     1,000,000     1,011,107
FHLB                                                                7.250%   05/13/2005     2,000,000     2,062,692
FHLB                                                                6.955%   07/15/2005     1,000,000     1,037,274
FHLB                                                                3.000%   08/15/2005       960,000       965,718
FHLB                                                                3.250%   08/15/2005     2,000,000     2,016,202
FHLB                                                                4.875%   08/15/2005     1,000,000     1,022,745
FHLB                                                                6.875%   08/15/2005     1,250,000     1,300,117
FHLB                                                                2.200%   09/12/2005       795,000       793,988
FHLB                                                                4.625%   10/11/2005     1,000,000     1,013,213
FHLB                                                                2.000%   10/28/2005     1,000,000       992,127
FHLB                                                                2.125%   11/15/2005       785,000       785,342
FHLB                                                                2.200%   12/22/2005       200,000       199,313
FHLB                                                                6.320%   02/21/2006       500,000       525,442
FHLB                                                                2.000%   02/27/2006       225,000       224,038
FHLB                                                                5.665%   03/22/2006       110,000       114,837
FHLB                                                                2.320%   06/26/2006       240,000       238,225
FHLB                                                                2.480%   12/30/2008       200,000       199,820
                                                                                                      --------------
                                                                                                         21,270,692

FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (13.4%)
FHLMC                                                               6.875%   01/15/2005     2,000,000     2,028,430
FHLMC                                                               7.000%   07/15/2005     1,000,000     1,036,740
FHLMC                                                               1.500%   07/29/2005     1,000,000       993,365
FHLMC                                                               6.790%   08/26/2005       115,000       119,663
FHLMC                                                               1.830%   09/09/2005       600,000       599,997
FHLMC                                                               4.375%   10/18/2005       100,000       102,047
FHLMC                                                               2.600%   10/28/2005       600,000       600,128
FHLMC                                                               4.180%   11/08/2005     1,000,000     1,018,350
FHLMC                                                               2.500%   12/30/2005     1,000,000     1,000,234
FHLMC                                                               6.130%   02/27/2006       300,000       314,698
                                                                                                      --------------
                                                                                                          7,813,652

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (24.7%)
FNMA                                                                1.875%   12/15/2004     1,000,000       999,927
FNMA                                                                7.125%   02/15/2005     1,000,000     1,019,248
FNMA                                                                5.750%   06/15/2005     5,900,000     6,044,178
FNMA                                                                1.300%   06/30/2005     1,000,000       992,997
FNMA                                                                7.000%   07/15/2005     2,000,000     2,073,480
FNMA                                                                6.770%   09/01/2005       100,000       104,009
FNMA                                                                6.400%   09/27/2005       300,000       311,790
FNMA                                                                2.000%   01/27/2006     1,500,000     1,490,193
FNMA                                                                2.250%   02/28/2006       250,000       248,914
FNMA                                                                6.625%   03/21/2006       145,000       153,447
FNMA                                                                3.250%   06/28/2006     1,000,000     1,002,013
                                                                                                      --------------
                                                                                                         14,440,196

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (GNMA) (0.00%)
GNMA                                                                5.500%   06/16/2029        19,363        19,363
                                                                                                      --------------

SMALL BUSINESS ADMINISTRATION-PASS-THROUGH-AGENCY (SBA) (16.7%)
SBA                                                                 4.125%   09/25/2005        15,056        15,079
SBA                                                                 1.750%   07/25/2006        42,213        42,062
SBA                                                                 5.375%   12/25/2006         1,423         1,444
SBA                                                                 3.875%   02/25/2007        40,503        40,823
SBA                                                                 5.225%   07/25/2007        75,759        76,905
SBA                                                                 5.475%   11/25/2007         6,317         6,468
SBA                                                                 4.375%   06/25/2008        85,051        86,719
SBA                                                                 6.125%   07/25/2008         3,274         3,386
SBA                                                                 4.375%   08/25/2008        10,379        10,523
SBA                                                                 3.250%   12/25/2008        56,152        56,369
SBA                                                                 4.975%   01/25/2009        20,010        20,626
SBA                                                                 4.375%   03/25/2009        20,106        20,433
SBA                                                                 2.125%   06/25/2009        82,637        82,509
SBA                                                                 4.125%   01/25/2010        45,971        47,273
SBA                                                                 5.125%   05/25/2010        21,345        22,567
SBA                                                                 4.875%   09/25/2010        41,296        42,615
SBA                                                                 5.125%   11/25/2010        63,261        65,788
SBA                                                                 6.125%   11/25/2011         4,259         4,483

                                                                   INTEREST   MATURITY      PRINCIPAL
DESCRIPTION                                                          RATE       DATE         AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------
SBA                                                                 4.875%   05/25/2012        19,384        20,444
SBA                                                                 3.625%   11/25/2012        95,643        98,287
SBA                                                                 4.125%   01/25/2013        29,065        30,561
SBA                                                                 2.090%   02/25/2013       229,338       228,996
SBA                                                                 2.375%   03/25/2013       121,252       121,496
SBA                                                                 6.125%   06/25/2013         4,973         5,295
SBA                                                                 3.625%   07/25/2013       153,033       157,655
SBA                                                                 4.000%   12/25/2013        22,598        22,888
SBA                                                                 5.250%   06/25/2014         5,892         6,194
SBA                                                                 3.125%   07/25/2014       205,473       209,258
SBA                                                                 6.125%   05/25/2015         9,933        10,585
SBA                                                                 4.975%   07/25/2015        29,197        30,921
SBA                                                                 4.475%   11/25/2015        58,695        61,514
SBA                                                                 5.875%   11/25/2015        12,502        13,338
SBA                                                                 3.630%   01/25/2016       142,303       144,243
SBA                                                                 4.125%   02/25/2016        32,255        34,177
SBA                                                                 3.250%   05/25/2016         2,467         2,474
SBA                                                                 4.875%   07/25/2016       984,232     1,059,315
SBA                                                                 2.625%   12/25/2016       231,678       232,429
SBA                                                                 2.500%   03/25/2017        72,135        72,590
SBA                                                                 2.625%   07/25/2017        77,328        78,100
SBA                                                                 2.625%   08/25/2017        11,848        11,800
SBA                                                                 2.375%   09/25/2017        12,602        12,729
SBA                                                                 3.000%   09/25/2017        67,708        67,386
SBA                                                                 2.500%   12/25/2017       480,150       483,332
SBA                                                                 2.750%   01/25/2018        61,955        62,538
SBA                                                                 2.500%   02/25/2018        60,266        60,669
SBA                                                                 2.500%   04/25/2018         9,912         9,819
SBA                                                                 3.000%   05/25/2018        33,167        32,994
SBA                                                                 2.250%   08/25/2018       513,727       513,768
SBA                                                                 2.500%   10/25/2018        17,312        17,271
SBA                                                                 2.200%   01/25/2019        47,552        47,546
SBA                                                                 2.500%   02/25/2019        11,545        11,519
SBA                                                                 2.700%   04/25/2019        39,663        39,300
SBA                                                                 2.700%   05/25/2019        96,305        97,219
SBA                                                                 2.500%   06/25/2019       414,568       417,551
SBA                                                                 3.000%   07/25/2019        31,041        31,059
SBA                                                                 4.375%   06/25/2020       230,591       243,220
SBA                                                                 2.250%   09/25/2020        63,839        63,850
SBA                                                                 2.000%   04/25/2021       143,963       143,498
SBA                                                                 4.875%   04/25/2021        18,341        19,312
SBA                                                                 4.375%   07/25/2021        61,674        65,184
SBA                                                                 2.125%   10/25/2021       223,049       223,011
SBA                                                                 2.500%   11/25/2021       134,514       134,590
SBA                                                                 2.500%   06/25/2022        14,788        14,791
SBA                                                                 4.375%   10/25/2022         1,025         1,078
SBA                                                                 4.125%   06/25/2023       434,260       458,803
SBA                                                                 2.000%   07/25/2023       514,758       513,236
SBA                                                                 3.625%   07/25/2023        53,290        55,465
SBA                                                                 3.125%   02/25/2024       409,289       421,693
SBA                                                                 4.625%   08/25/2024        65,944        70,502
SBA                                                                 4.625%   10/25/2024        81,388        87,933
SBA                                                                 2.250%   11/25/2024       232,709       232,827
SBA                                                                 2.125%   01/25/2025       573,020       573,047
SBA                                                                 4.875%   02/25/2025        60,608        65,784
SBA                                                                 4.125%   06/25/2025        39,388        41,854
SBA                                                                 4.375%   07/25/2025       429,969       454,865
SBA                                                                 1.625%   10/25/2025        33,691        33,501
SBA                                                                 4.625%   10/25/2025        85,683        92,622
SBA                                                                 1.950%   03/25/2026       566,261       564,065
                                                                                                      --------------
                                                                                                          9,778,061

TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $54,551,533)                                                    54,515,105
                                                                                                      --------------

SHORT-TERM INVESTMENTS (5.9%)

     FIFTH THIRD REPURCHASE AGREEMENT                               1.700%   10/01/04       3,371,530     3,371,530
     DATED 09/30/04 (Repurchase value $3,371,689
     collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $3,371,530)                                                 3,371,530
                                                                                                      --------------

TOTAL INVESTMENTS (99.1%) (IDENTIFIED COST $57,923,063)(1)                                               57,886,635

TOTAL OTHER ASSETS LESS LIABILITIES (0.9%)                                                                  512,576
                                                                                                      --------------

TOTAL NET ASSETS (100.0%)                                                                                58,399,211
                                                                                                      ==============

(1) See "Identified Cost" in Notes to Form N-Q.

SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Accessor Income Allocation Fund

DESCRIPTION                                                                    ALLOCATION    SHARES       VALUE
--------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (92.5%)

ACCESSOR FUNDS

High Yield Bond                                                                    10.1%      119,240  $  1,321,178
Intermediate Fixed-Income                                                          14.2       153,956     1,850,549
Short-Intermediate Fixed-Income                                                    41.3       445,944     5,382,544
Mortgage Securities                                                                12.1       124,493     1,581,066
U.S. Government Money                                                              14.8     1,934,213     1,934,213
                                                                                                      --------------

                                                                                                         12,069,550
                                                                                                      --------------
TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $12,064,929)

                                                                   INTEREST   MATURITY      PRINCIPAL
SHORT-TERM INVESTMENTS (7.1%)                                        RATE       DATE         AMOUNT       VALUE
                                                                ----------------------------------------------------

     FIFTH THIRD REPURCHASE AGREEMENT                               1.700%   10/01/2004       919,418  $    919,418
     DATED 09/30/04 (Repurchase value $919,461
     collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $919,418)                                                     919,418
                                                                                                      --------------

TOTAL INVESTMENTS (99.6%) (IDENTIFIED COST $12,984,347)(1)                                               12,988,968

TOTAL OTHER ASSETS LESS LIABILITIES   (0.4%)                                                                 50,022
                                                                                                      --------------

TOTAL NET ASSETS (100.0%)                                                                              $ 13,038,990
                                                                                                      ==============


(1) See "Identified Cost" in Notes to Form N-Q

SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Accessor Income and Growth Allocation Fund

DESCRIPTION                                                                    ALLOCATION    SHARES       VALUE
--------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (97.9%)

ACCESSOR FUNDS

Growth                                                                             10.8%      117,178   $ 2,529,868
Value                                                                               8.9       114,699     2,093,259
Small to Mid Cap                                                                    4.7        50,024     1,099,032
International Equity*                                                               5.9       102,686     1,377,014
High Yield Bond                                                                     7.0       147,881     1,638,524
Intermediate Fixed-Income                                                          11.9       232,473     2,794,328
Short-Intermediate Fixed-Income                                                    26.6       520,046     6,276,951
Mortgage Securities                                                                 9.9       183,225     2,326,958
U.S. Government Money                                                              12.2     2,862,177     2,862,177
                                                                                                      --------------

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $22,374,780)                                                 22,998,111
                                                                                                      --------------

                                                                   INTEREST   MATURITY     PRINCIPAL
SHORT-TERM INVESTMENTS (1.6%)                                        RATE      DATE         AMOUNT        VALUE
                                                                 ---------------------------------------------------

     FIFTH THIRD REPURCHASE AGREEMENT                               1.700%   10/01/2004       378,663     $ 378,663
     DATED 09/30/04 (Repurchase value $378,681
     collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $378,663)                                                     378,663
                                                                                                      --------------

TOTAL INVESTMENTS (99.5%) (IDENTIFIED COST $22,753,443)(1)                                               23,376,774

TOTAL OTHER ASSETS LESS LIABILITIES (0.5%)                                                                  127,815
                                                                                                      --------------

TOTAL NET ASSETS (100.0%)                                                                              $ 23,504,589
                                                                                                      ==============

*   Non-income producing security.
(1) See "Identified Cost" in Notes to Form N-Q

SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Accessor Balanced Allocation Fund

DESCRIPTION                                                                    ALLOCATION    SHARES       VALUE
--------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (95.2%)

ACCESSOR FUNDS
Growth                                                                             17.1%      347,180   $ 7,495,625
Value                                                                              15.0       359,465     6,560,241
Small to Mid Cap                                                                    8.0       159,949     3,514,087
International Equity*                                                              10.0       324,958     4,353,663
High Yield Bond                                                                     5.0       198,327     2,197,467
Intermediate Fixed-Income                                                           9.9       360,622     4,334,678
Short-Intermediate Fixed-Income                                                    19.0       684,279     8,259,259
Mortgage Securites                                                                  7.8       269,985     3,428,807
U.S. Government Money                                                               3.4     1,500,232     1,500,232
                                                                                                      --------------


TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $39,641,035)                                                 41,644,059
                                                                                                      --------------

                                                                   INTEREST   MATURITY      PRINCIPAL
SHORT-TERM INVESTMENTS (4.5%)                                        RATE      DATE          AMOUNT      VALUE
                                                                   -------------------------------------------------
     FIFTH THIRD REPURCHASE AGREEMENT                               1.700%   10/01/2004     1,971,725   $ 1,971,725
     DATED 09/30/04 (Repurchase value $1,971,818
     collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,971,725)                                                 1,971,725
                                                                                                      --------------

TOTAL INVESTMENTS (99.7%) (IDENTIFIED COST $41,612,760)(1)                                               43,615,784

TOTAL OTHER ASSETS LESS LIABILITIES (0.3%)                                                                  123,526
                                                                                                      --------------

TOTAL NET ASSETS (100.0%)                                                                               $43,739,310
                                                                                                      ==============


*   Non-income producing security.
(1) See "Identified Cost" in Notes to Form N-Q

SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Accessor Growth and Income Allocation Fund

DESCRIPTION                                                                    ALLOCATION    SHARES       VALUE
--------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (94.8%)

ACCESSOR FUNDS

Growth                                                                             20.1%      599,240  $ 12,937,581
Value                                                                              17.8       631,786    11,530,101
Small to Mid Cap                                                                   10.1       294,955     6,480,169
International Equity*                                                              12.0       574,374     7,702,354
High Yield Bond                                                                     5.0       291,475     3,229,542
Intermediate Fixed-Income                                                           8.9       475,072     5,710,361
Short-Intermediate Fixed-Income                                                    14.8       790,287     9,538,760
Mortgage Securities                                                                 6.0       303,597     3,855,681
U.S. Government Money                                                               0.1        20,815        20,815
                                                                                                      --------------

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $58,272,818)                                                 61,005,364
                                                                                                      --------------

                                                                   INTEREST   MATURITY      PRINCIPAL
SHORT-TERM INVESTMENTS (4.9%)                                        RATE      DATE          AMOUNT      VALUE
                                                                  --------------------------------------------------

     FIFTH THIRD REPURCHASE AGREEMENT                               1.700%   10/01/2004     3,172,872   $ 3,172,872
     DATED 09/30/04 (Repurchase value $3,173,022
     collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $3,172,872)                                                 3,172,872
                                                                                                      --------------

TOTAL INVESTMENTS (99.7%) (IDENTIFIED COST $61,445,690)(1)                                               64,178,236

TOTAL OTHER ASSETS LESS LIABILITIES (0.3%)                                                                  182,396
                                                                                                      --------------

TOTAL NET ASSETS (100.0%)                                                                               $64,360,632
                                                                                                      ==============

*   Non-income producing security.
(1) See "Identified Cost" in Notes to Form N-Q

SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Accessor Growth Allocation Fund

DESCRIPTION                                                                    ALLOCATION    SHARES       VALUE
--------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (97.3%)

ACCESSOR FUNDS

Growth                                                                             26.1%      707,160  $ 15,267,594
Value                                                                              24.5       785,352    14,332,677
Small to Mid Cap                                                                   13.5       359,433     7,896,750
International Equity*                                                              16.0       695,172     9,322,260
High Yield Bond                                                                     5.1       267,039     2,958,793
Intermediate Fixed-Income                                                           6.9       333,944     4,014,012
Short-Intermediate Fixed-Income                                                     4.0       192,373     2,321,938
U.S. Government Money                                                               1.2       703,708       703,708
                                                                                                      --------------

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $54,428,583)                                                 56,817,732
                                                                                                      --------------

                                                                   INTEREST   MATURITY      PRINCIPAL
SHORT-TERM INVESTMENTS (2.7%)                                        RATE      DATE          AMOUNT        VALUE
                                                                  --------------------------------------------------

     FIFTH THIRD REPURCHASE AGREEMENT                               1.700%   10/01/2004     1,605,289   $ 1,605,289
     DATED 09/30/04 (Repurchase value $1,605,365
     collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,605,289)                                                 1,605,289
                                                                                                      --------------

TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $56,033,872)(1)                                              58,423,021

TOTAL LIABILITIES LESS OTHER ASSETS (0.0%)                                                                  (34,909)
                                                                                                      --------------

TOTAL NET ASSETS (100.0%)                                                                              $ 58,388,112
                                                                                                      ==============

*   Non-income producing security.
(1) See "Identified Cost" in Notes to Form N-Q

SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Accessor Aggressive Growth Allocation Fund

DESCRIPTION                                                                    ALLOCATION    SHARES       VALUE
--------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.3%)

ACCESSOR FUNDS

Growth                                                                             32.2%      399,582   $ 8,626,971
Value                                                                              30.0       439,602     8,022,733
Small to Mid Cap                                                                   17.1       208,501     4,580,766
International Equity *                                                             20.0       399,474     5,356,941
U.S. Government Money                                                               0.0            34            34
                                                                                                      --------------

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $25,665,049)                                                 26,587,445
                                                                                                      --------------

                                                                   INTEREST  MATURITY       PRINCIPAL
SHORT-TERM INVESTMENTS (0.9%)                                        RATE      DATE           AMOUNT       VALUE
                                                                  --------------------------------------------------

     FIFTH THIRD REPURCHASE AGREEMENT                               1.700%   10/01/2004       231,178     $ 231,178
     DATED 09/30/04 (Repurchase value $231,189
     collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $231,178)                                                     231,178
                                                                                                      --------------

TOTAL INVESTMENTS (100.2%) (IDENTIFIED COST $25,896,227)(1)                                              26,818,623

TOTAL LIABILITIES LESS OTHER ASSETS (-0.2%)                                                                 (56,054)
                                                                                                      --------------

TOTAL NET ASSETS (100.0%)                                                                              $ 26,762,569
                                                                                                      ==============

*   Non-income producing security.
(1) See "Identified Cost" in Notes to Form N-Q

SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

                                NOTES to Form N-Q
                    For the Period Ending September 30, 2004

ORGANIZATION

Accessor Funds, Inc. ("Accessor Funds") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of 16 diversified investment funds (individually, a "Fund", and collectively, the "Funds") as follows: Growth Fund, Value Fund, Small to Mid Cap Fund (the "Equity Funds"), International Equity Fund (the "International Fund"), High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, Mortgage Securities Fund, (the "Bond Funds"), U.S. Government Money Fund (the "Money Fund") and the Limited Duration U.S. Government Fund (the "Limited Duration Fund"); and the Accessor Allocation Funds: Accessor Income Allocation Fund, Accessor Income & Growth Allocation Fund, Accessor Balanced Allocation Fund, Accessor Growth & Income Allocation Fund, Accessor Growth Allocation Fund, and Accessor Aggressive Growth Allocation Fund (the "Accessor Allocation Funds"). Accessor Funds was incorporated in Maryland on June 10, 1991. Each Fund offers four classes of shares, Advisor Class Shares, Investor Class Shares, A Class Shares and C Class Shares. Each class of shares has identical rights and privileges except with respect to expenses specific to each class, and with respect to voting rights on matters affecting a single class, including distribution, shareholder service and administrative service arrangements.

SECURITY VALUATION

Net Asset Value ("NAV") per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. EST except for the Money Fund and the Allocation Funds which are calculated at 5:00 p.m. EST, if the markets close early, the Funds may close early and may value their shares at an earlier time under these circumstances. The Funds generally value their securities using market quotations obtained from a pricing service. Equity securities (both domestic and international) listed and traded principally on a national securities exchange are typically valued on the basis of last sale price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price on the primary exchange on which the security is traded. Because foreign securities markets are open on different days from U.S. markets, there may be instances when prices of foreign securities in which a Fund invests may change on days when shareholders are not able to buy or sell Fund shares. Over-the-counter equity securities traded on the NASDAQ National Market and NASDAQ Small Cap Markets shall be based on the NASDAQ Official Closing Price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. All other over-the-counter equity securities, options, and futures contracts are generally valued on the basis of the closing bid price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. Fixed-income securities and other assets for which market quotations are readily available (other than short-term obligations with remaining maturities of 60 days or less) are generally valued on the basis of most recent bid quotations obtained from dealers or pricing services with consideration of such factors as institutional-sized trading in similar groups of securities, quality, yield, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in the Money Fund and short-term debt investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund investments in the Accessor Allocation Funds are valued at the closing net asset value per share. An investment for which market quotations are not readily available or whose value has been materially affected by events occurring after the close of the exchange market for which the security is principally trade (for example, a foreign exchange or market) is valued at its fair value as determined in good faith in accordance with procedures adopted by the Accessor Funds' Board of Directors (the "Board of Directors").

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. All premiums and discounts are amortized or accreted for both financial statement and tax reporting purposes. Dividend income, less foreign tax withheld, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Realized gains and losses on the sale of investments are determined on the identified cost basis.

FOREIGN CURRENCY TRANSACTIONS

The books and records of the Funds are maintained in U.S. dollars. The Bond Funds may purchase debt obligations that are payable in a foreign currency, and the International Fund and Equity Funds may purchase equity securities that are denominated in a foreign currency. For these Funds, investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the exchange rate on the day of valuation. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the rate on the dates of the transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities. Reported net realized foreign exchange gains or losses arise from purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the translated amount of income or expenses initially recorded on each of the Fund's books and the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, excluding investments in securities, resulting from changes in the exchange rates. The Funds report certain foreign currency related security transactions as components of realized gains and losses in the statements of operations for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations.

OFF-BALANCE SHEET RISK

The Funds (other than the Money Fund, the Limited Duration Fund and the Accessor Allocation Funds) may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, futures contracts and options transactions. The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

FUTURES CONTRACTS

The Funds (other than the Money Fund, the Limited Duration Fund and the Accessor Allocation Funds) are permitted to enter into financial futures contracts and stock index futures contracts in accordance with their investment objectives. The International Fund may also purchase and write futures contracts on foreign currencies. A Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by a Fund each day, dependent on daily fluctuations in the value of the contract. Such payments or receipts are known as variation margin and are recorded for financial statement purposes as unrealized gains or losses by a Fund. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in the value of the underlying securities may not correlate to the change in value of the contracts.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The International Fund will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. It may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The International Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss until the contract settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the International Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the International Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

OPTIONS TRANSACTIONS

The Funds (other than the Money Fund, the Limited Duration Fund and the Accessor Allocation Funds) may purchase and sell call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The International Fund may also purchase and sell call and put options on foreign currencies. When any of the Funds writes a covered call or put option, an amount equal to the premium received is included in that Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. When any of the Funds purchases a call or put option, an amount equal to the premium paid is included in that Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation.

REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements (agreements to purchase securities-- generally securities of the U.S. Government, its agencies or instrumentalities-- subject to the seller's agreement to repurchase them at a specified time and price) with well-established dealers or institutions that the Funds' management has determined to be creditworthy. It is the Funds' policy to take possession of the underlying securities as collateral and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement.

REPURCHASE AGREEMENT COLLATERAL AS OF SEPTEMBER 30, 2004

                                                                          INTEREST RATE      MATURITY DATE
                            ISSUER OF                                     (RANGE OF          (RANGE OF
                            REPURCHASE                                    INTEREST           MATURITY                MARKET
FUND                        AGREEMENT          ISSUER(S)   PAR            RATES)             DATES)                  VALUE
----                        ----------         ---------   ------------   -------------      -------------           ----------
Growth                      Fifth Third Bank   FNMA        $    514,984     5.50%             09/01/17                 $525,541
Value                       Fifth Third Bank   FNMA           1,134,167     5.50%             09/01/17                1,157,158
International Equity        Fifth Third Bank   FNMA           1,318,739     5.00% - 5.50%     08/01/17 - 03/01/18     1,345,664
High Yield Bond             Fifth Third Bank   FNMA           1,595,261     4.00%             07/01/18                1,627,934
Intermediate Fixed-Income   Fifth Third Bank   FNMA           2,017,334     5.50%             09/01/17                2,057,937
Short-Intermediate
   Fixed-Income             Fifth Third Bank   FNMA           2,629,286     5.50%             09/01/17                2,681,952
Mortgage Securities         Fifth Third Bank   FNMA           3,899,596     5.50%             09/01/17                3,977,665
U.S. Government Money       Fifth Third Bank   FNMA          31,834,069     4.50% - 5.50%     03/01/18 - 05/01/33    32,469,093
                            Warburg Dillon     FNMA &       230,000,000    3.875% - 7.25%     05/15/08 - 01/15/10   235,983,317
                               Reed            FHLMC
Limited Duration
   U.S. Government          Fifth Third Bank   FNMA           3,371,530     5.00%             03/01/18                3,439,113

Income Allocation           Fifth Third Bank   FNMA             919,418     4.00% - 5.50%     08/01/17 - 07/01/18       937,835
Income and Growth
   Allocation               Fifth Third Bank   FNMA             378,663     4.00%             07/01/18                  386,827
Balanced Allocation         Fifth Third Bank   FNMA           1,971,725     4.50% - 5.50%     09/01/17 - 07/01/18     2,011,360
Growth and Income
   Allocation               Fifth Third Bank   FNMA           3,172,872     4.00% - 5.00%     07/01/18                3,236,728
Growth Allocation           Fifth Third Bank   FNMA           1,605,289     4.00%             07/01/18                1,638,226
Aggressive Growth
   Allocation               Fifth Third Bank   FNMA             231,178     5.50%             09/01/17                  235,992


FORWARD COMMITMENTS

The Funds (other than the Accessor Allocation Funds) may contract to purchase securities for a fixed price at a future date beyond the customary settlement period (i.e. "when issued," "delayed delivery," "forward commitment," or "TBA") consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however the market value may change prior to delivery. The Funds may enter into TBA sale commitments to hedge their Fund positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

RESTRICTED SECURITIES

The Funds (other than the Accessor Allocation Funds) are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Information relating to restricted securities held at September 30, 2004 is detailed in the Schedules of Investments, as applicable.

IDENTIFIED COST

The identified cost for federal income tax purposes of investments owned by each Fund, their respective gross unrealized appreciation / (depreciation), and resulting net unrealized appreciation / (depreciation) as applicable at September 30, 2004 were as follows:

                                                           GROSS              GROSS          NET UNREALIZED
                                        IDENTIFIED       UNREALIZED         UNREALIZED        APPRECIATION
                                           COST         APPRECIATION      (DEPRECIATION)     (DEPRECIATION)
                                       ------------     ------------      --------------     --------------
Accessor Fund
-------------
Growth                                 $101,222,084     $15,224,792       ($6,797,792)       $8,427,000
Value                                    83,732,365      13,680,429        (5,152,622)       $8,527,807
Small to Mid Cap                        116,872,293      41,505,345        (8,166,249)       $33,339,096
International Equity                     67,579,955      16,218,295        (3,567,681)       $12,650,614
High Yield Bond                          48,849,396       2,319,875        (1,075,089)       $1,244,786
Intermediate Fixed-Income                54,000,947         829,310          (556,122)       $273,188
Short-Intermediate Fixed-Income          69,231,144         359,009          (453,253)       $(94,244)
Mortgage Securities                     164,627,778       2,146,326          (657,451)       $1,488,875
Limited Duration U.S. Government         57,923,063          28,394           (64,822)       $(36,428)

Accessor Allocation Fund
------------------------
Income Allocation                       $12,986,795         $87,768          ($85,595)       $2,173
Income and Growth Allocation             22,757,396         861,282          (241,905)       $619,377
Balanced Allocation                      41,621,027       2,583,395          (588,638)       $1,994,757
Growth and Income Allocation             61,452,453       3,196,126          (470,343)       $2,725,783
Growth Allocation                        56,053,536       3,482,074        (1,112,589)       $2,369,485
Aggressive Growth Allocation             25,967,515       1,835,105          (983,998)       $851,107

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the registrant's disclosure controls and procedures within 90 days of the filing date of this report that the Registrant's disclosure controls and procedures are reasonably designed to ensure information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time period and that information required to be disclosed by the Registrant in the report that it files or submits on Form N-Q is accumulated and communicated to the
Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There are no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
ACCESSOR FUNDS, INC.

By /s/ J. Anthony Whatley III
   J. Anthony Whatley III
   President

Date  November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ J. Anthony Whatley III
        J. Anthony Whatley III
        President

Date November 23, 2004

By /s/  Ravindra Deo
        Ravindra Deo
        Treasurer

Date November 19, 2004

                                       EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.